united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17645 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System___

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Hedged Commodity Strategy Fund
(CFHAX, CFHCX, CFHIX)
Catalyst Hedged Futures Strategy Fund
(HFXAX, HFXCX, HFXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRFX)
Catalyst Multi Strategy Fund
(ACXAX, ACXCX, ACXIX)
Catalyst/Exceed Defined Risk Fund
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst/Exceed Defined Shield Fund
(SHIEX, SHINX, SHIIX)

December 31, 2018

Mutual Fund Series Trust

Beginning on January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.catalystmf.com. If you own these shares through a financial intermediary (such as a broker-dealer or bank), you may elect to receive paper or electronic copies of shareholder reports by contacting your financial intermediary. If you do not own these shares through a financial intermediary, you may elect to receive electronic copies of the shareholder reports by calling the Funds at 1-866-447-4228 or elect to receive paper copies of the shareholder reports by following the instructions included with the Funds’ prospectus.

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Portfolio Review	Page 1

Portfolios of Investments	Page 8

Statements of Assets and Liabilities	Page 30

Statements of Operations	Page 32

Statements of Changes in Net Assets	Page 34

Financial Highlights	Page 38

Notes to Financial Statements	Page 52

Supplemental Information	Page 72

Expense Example	Page 74

Privacy Notice	Page 75

Catalyst Hedged Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmark:

			Annualized
			Since
	6 Month Return	1 Year Return	Inception**
Class A	2.86%	0.15%	3.97%
Class A with load	-3.09%	-5.58%	2.10%
Class C	2.45%	-0.55%	3.21%
Class I	2.96%	0.45%	4.23%
Bloomberg Commodity Total Return Index(a)	-11.24%	-11.25%	-3.10%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2018, the Fund’s total annual operating expenses are 2.63% for Class A, 3.38% for Class C and 2.38% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.

**	Inception date is September 30, 2015.

Holdings by Investment (long only) ^	% of Net Assets
United States Government Securities	80.3%
Other/Cash & Equivalents	19.7%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	-2.73%	-2.12%	-1.45%	3.69%	10.19%
Class A with load	-8.29%	-7.76%	-2.61%	3.08%	9.70%
Class C	-3.09%	-2.84%	-2.20%	N/A	-2.90%
Class I	-2.69%	-1.85%	-1.22%	N/A	-1.95%
S&P 500 Total Return Index (a)	-6.85%	-4.38%	8.49%	13.12%	7.58%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2018, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.44% for Class A, 3.20% for Class C and 2.20% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 15, 2005 for Class A (performance prior to August 30, 2013 represents the Fund’s predecessor limited partnership) and the Benchmark and August 30, 2013 for Class C and I.

Holdings by Investment type ^	% of Net Assets
Private Investment Fund	9.4%
Other/Cash & Equivalents	90.6%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Systematic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	-12.15%	-19.82	-5.11%
Class A with load	-17.18%	-24.41%	-6.37%
Class C	-12.53%	-6.77%	-5.87%
Class I	-12.13%	-5.74%	-4.96%
S&P 500 Total Return Index(b)	-6.85%	-4.38%	8.31%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2018, the Fund’s total annual operating expenses, including the cost of underlying funds, are 5.13% for Class A, 5.88% for Class C and 4.88% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index. ** Inception date is July 31, 2014.

Holdings by Investment type ^	% of Net Assets
Aggregate Bond ETF	34.5%
Corporate Bond ETF	30.6%
Open Ended Fund	14.9%
Fixed Income ETF	12.8%
Index Related ETF	5.9%
Other/Cash & Equivalents	1.3%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A ***	-0.62%	-1.89%	N/A	N/A	-1.95%
Class A with load ***	-6.32%	-7.51%	N/A	N/A	-3.70%
Class C ***	-0.98%	-2.61%	N/A	N/A	-2.72%
Class I	-0.48%	-1.69%	1.52%	2.41%	3.49%
BofAML 3 Month Treasury Bill Index (a)	1.06%	1.88%	0.63%	0.37%	0.59%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2018, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.56% for Class A, 4.40% for Class C and 3.33% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

**	Inception date is October 31, 2007 for Class I and Benchmarck.

***	Inception date is August 13, 2015 for Class A and Class C.

The Fund is the successor to the Auctos Global Diversified Fund, LLC (the “Predecessor Fund”). Effective August 13, 2015, all of its outstanding shares were transferred into the Class I Shares of the Multi Strategy Fund. The Predecessor Fund has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 13, 2015. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

Holdings by Investment Type ^	% of Net Assets
Other/Cash & Equivalents	100.0%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Exceed Defined Risk Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized Since
	6 Month Return	1 Year Return	5 Year Return	Inception**
Class A	-5.46%	-3.65%	2.81%	2.81%
Class A with load	-10.92%	-9.23%	1.60%	1.60%
Class C	-5.90%	-4.43%	1.97%	1.97%
Class I	-5.32%	-3.42%	1.84%	1.84%
S&P 500 Total Return Index(a)	-6.85%	-4.38%	8.49%	8.49%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2018, the Fund’s total annual operating expenses are 2.72% for Class A, 3.50% for Class C and 2.46% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

Holdings by Investment (long only) ^	% of Net Assets
Exchange Traded Funds	14.9%
Banks	14.6%
United States Government Securities	14.1%
Electric	6.0%
Auto Manufacturers	5.6%
Food	5.2%
Pharmaceuticals	4.1%
Diversified Financial Services	4.0%
Healthcare-Products	3.2%
Aerospace/Defense	2.9%
Other/Cash & Equivalents	25.4%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	-1.01%	-2.42%	N/A	N/A	9.02%
Class A with load	-6.71%	-8.04%	N/A	N/A	6.89%
Class C	-1.36%	-3.17%	N/A	N/A	8.20%
Class I	-0.85%	-2.16%	10.31%	8.03%	10.85%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index(a)	1.06%	1.88%	0.63%	0.37%	2.21%
Credit Suisse Managed Futures Hedge Fund Index (b)	-3.05%	-6.67%	1.04%	0.01%	4.14%
S&P 500 Total Return Index(c)	-6.85%	-4.38%	8.49%	13.12%	7.70%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2018, the Fund’s total annual operating expenses are 2.25% for Class A, 3.00% for Class C and 2.00% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days.

(b)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(c)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 28, 2015 for A & C shares and January 1, 1997 for I shares and Benchmarks.

Holdings by Investment Type ^	% of Net Assets
Exchange Traded Funds	48.4%
United States Government Securities	31.7%
Other/Cash & Equivalents	19.9%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Exceed Defined Shield Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmarks:

			Annualized Since
	6 Month Return	1 Year Return	Inception**
Class A	-6.92%	-5.73%	2.72%
Class A with Load	-12.29%	-11.15%	1.10%
Class C	-7.23%	-6.31%	-0.51%
Class I	-6.83%	-5.46%	2.99%
S&P 500 Total Return Index (a)	-6.85%	-4.38%	7.13%
EXPROT Index (b)	-5.81%	-4.03%	4.76%
HFRX Equity Hedge Index (c)	-9.64%	-9.42%	-1.74%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2018, the Fund’s total annual operating expenses are 2.15% for Class A, 2.98% for Class C and 1.88% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

**	Inception date is April 14, 2015 for Class A, Class I and the Benchmark, and September 5, 2017 for Class C. Total returns prior to the Fund Inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The NASDAQ Exceed Structured Protection Index (“EXPROT Index”), is a large cap based index with a high degree of principal protection. The Index is comprised of a basket of four rolling structured investments, each of which provides largely principal protected exposure to the S&P 500. Exceed Investments, LLC professionally manages the EXPROT Index. Investors cannot invest directly in an Index.

(c)	The HFRX Equity Hedge Index (“HFRX Equity”), tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The total return of the HFRX Equity includes the reinvestment of dividends and income. The total return of HFRX Equity does not include expenses. HFRX Equity is not professionally managed and is not available for investment.

Holdings by Investment (long only) ^	% of Net Assets
Banks	17.1%
Electric	9.8%
United States Government Securities	8.8%
Healthcare/Services	8.1%
Auto Manufacturers	5.9%
Exchange Traded Funds	5.5%
Aerospace/Defense	4.5%
Media	4.3%
Computers	3.6%
Other/Cash & Equivalents	32.4%
100.0%

^   Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

				Options	Options
Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 47.7% * ^
	CALL OPTIONS PURCHASED - 5.7%
300	Corn Future, Maturing February 2019 +	Wedbush	$5,850,000	1/28/2019	$390.00	$28,125
1,000	Corn Future, Maturing March 2019 +	Wedbush	19,250,000	2/25/2019	385.00	268,750
500	Corn Future, Maturing March 2019 +	Wedbush	9,750,000	2/25/2019	390.00	103,125
100	Crude Oil Future, Maturing February 2019 +	Wedbush	4,700,000	1/17/2019	47.00	134,000
200	Crude Oil Future, Maturing February 2019 +	Wedbush	10,000,000	1/17/2019	50.00	114,000
100	Crude Oil Future, Maturing February 2019 +	Wedbush	5,650,000	1/17/2019	56.50	7,000
102	Crude Oil Future, Maturing February 2019 +	Wedbush	8,058,000	1/17/2019	79.00	1,020
100	Crude Oil Future, Maturing March 2019 +	Wedbush	5,000,000	2/15/2019	50.00	163,000
100	Crude Oil Future, Maturing March 2019 +	Wedbush	5,800,000	2/15/2019	58.00	35,000
100	Crude Oil Future, Maturing March 2019 +	Wedbush	6,200,000	2/15/2019	62.00	16,000
22	Crude Oil Future, Maturing March 2019 +	Wedbush	1,672,000	2/15/2019	76.00	440
10	Crude Oil Future, Maturing March 2019 +	Wedbush	785,000	2/15/2019	78.50	200
1	Crude Oil Future, Maturing March 2019 +	Wedbush	79,500	2/15/2019	79.50	10
100	Crude Oil Future, Maturing April 2019 +	Wedbush	7,150,000	3/18/2019	71.50	10,000
70	Gold Future, Maturing February 2019 +	Wedbush	1,330,000	1/29/2019	190.00	641,200
100	Gold Future, Maturing February 2019 +	Wedbush	2,300,000	1/29/2019	230.00	523,000
100	Gold Future, Maturing February 2019 +	Wedbush	2,750,000	1/29/2019	275.00	175,000
150	Gold Future, Maturing February 2019 +	Wedbush	4,425,000	1/29/2019	295.00	148,500
100	Gold Future, Maturing February 2019 +	Wedbush	3,350,000	1/29/2019	335.00	35,000
200	Gold Future, Maturing February 2019 +	Wedbush	7,000,000	1/29/2019	350.00	48,000
100	Gold Future, Maturing February 2019 +	Wedbush	3,650,000	1/29/2019	365.00	18,000
100	Gold Future, Maturing February 2019 +	Wedbush	3,700,000	1/29/2019	370.00	16,000
100	Gold Future, Maturing March 2019 +	Wedbush	2,650,000	2/26/2019	265.00	342,000
100	Gold Future, Maturing March 2019 +	Wedbush	3,300,000	2/26/2019	330.00	105,000
100	Gold Future, Maturing March 2019 +	Wedbush	3,800,000	2/26/2019	380.00	47,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,116,063)					2,979,370

	PUT OPTIONS PURCHASED - 42.0%
100	Crude Oil Future, Maturing February 2019 +	Wedbush	4,350,000	1/17/2019	43.50	117,000
50	Crude Oil Future, Maturing February 2019 +	Wedbush	2,300,000	1/17/2019	46.00	116,000
50	Crude Oil Future, Maturing February 2019 +	Wedbush	2,325,000	1/17/2019	46.50	130,500
100	Crude Oil Future, Maturing February 2019 +	Wedbush	5,150,000	1/17/2019	51.50	643,000
101	Crude Oil Future, Maturing February 2019 +	Wedbush	5,454,000	1/17/2019	54.00	881,730
151	Crude Oil Future, Maturing February 2019 +	Wedbush	8,229,500	1/17/2019	54.50	1,390,710
81	Crude Oil Future, Maturing February 2019 +	Wedbush	4,779,000	1/17/2019	59.00	1,102,410
101	Crude Oil Future, Maturing February 2019 +	Wedbush	6,009,500	1/17/2019	59.50	1,425,110
400	Crude Oil Future, Maturing February 2019 +	Wedbush	24,400,000	1/17/2019	61.00	6,240,000
200	Crude Oil Future, Maturing February 2019 +	Wedbush	13,300,000	1/17/2019	66.50	4,218,000
100	Crude Oil Future, Maturing March 2019 +	Wedbush	4,550,000	2/15/2019	45.50	315,000
100	Crude Oil Future, Maturing March 2019 +	Wedbush	5,300,000	2/15/2019	53.00	820,000
100	Crude Oil Future, Maturing March 2019 +	Wedbush	5,750,000	2/15/2019	57.50	1,214,000
50	Crude Oil Future, Maturing March 2019 +	Wedbush	3,250,000	2/15/2019	65.00	967,500
50	Crude Oil Future, Maturing April 2019 +	Wedbush	1,875,000	3/18/2019	37.50	46,000
200	Crude Oil Future, Maturing April 2019 +	Wedbush	7,800,000	3/18/2019	39.00	248,000
201	Crude Oil Future, Maturing April 2019 +	Wedbush	8,643,000	3/18/2019	43.00	506,520
100	Crude Oil Future, Maturing April 2019 +	Wedbush	4,400,000	3/18/2019	44.00	293,000
101	Crude Oil Future, Maturing April 2019 +	Wedbush	5,050,000	3/18/2019	50.00	632,260
100	Gold Future, Maturing February 2019 +	Wedbush	2,000,000	1/29/2019	200.00	4,000
51	Gold Future, Maturing February 2019 +	Wedbush	1,173,000	1/29/2019	230.00	5,610
101	Gold Future, Maturing February 2019 +	Wedbush	2,373,500	1/29/2019	235.00	13,130
100	Gold Future, Maturing February 2019 +	Wedbush	2,700,000	1/29/2019	270.00	88,000
101	Gold Future, Maturing February 2019 +	Wedbush	3,030,000	1/29/2019	300.00	275,730
100	Gold Future, Maturing March 2019 +	Wedbush	2,250,000	2/26/2019	225.00	29,000
50	Gold Future, Maturing March 2019 +	Wedbush	1,525,000	2/26/2019	305.00	168,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,181,470)					21,890,210

	TOTAL OPTIONS PURCHASED (Cost - $13,297,533)					24,869,580

Principal			Coupon Rate (%)	Maturity		Value
	UNITED STATES GOVERNMENT SECURITIES - 80.3%
$5,000,000	United States Treasury Note		1.500%	1/31/2019		4,996,717
2,000,000	United States Treasury Note +		0.750%	2/15/2019		1,996,145
3,000,000	United States Treasury Note +		1.500%	2/28/2019		2,995,754
1,000,000	United States Treasury Note		1.500%	2/28/2019		998,585
3,000,000	United States Treasury Note		1.000%	3/15/2019		2,991,643
3,000,000	United States Treasury Note +		1.000%	3/15/2019		2,991,643
2,000,000	United States Treasury Note		1.625%	3/31/2019		1,996,129
10,000,000	United States Treasury Note		0.875%	4/15/2019		9,956,338
3,000,000	United States Treasury Note		1.250%	4/30/2019		2,988,223
2,000,000	United States Treasury Note		1.625%	4/30/2019		1,994,453
3,000,000	United States Treasury Note		3.125%	5/15/2019		3,006,797

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Principal			Coupon Rate (%)	Maturity		Value
	UNITED STATES GOVERNMENT SECURITIES (Continued) - 80.3%
$2,000,000	United States Treasury Note		0.750%	7/15/2019		$1,980,937
1,000,000	United States Treasury Note		1.625%	8/31/2019		993,457
2,000,000	United States Treasury Note		1.000%	9/30/2019		1,976,445
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $41,944,388)					41,863,266

	TOTAL INVESTMENTS - 128.0% (Cost - $55,241,921)					$66,732,846
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.0)% ^					(14,605,250)
	NET ASSETS - 100.0%					$52,127,596

				Options	Options
Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (42.3)% * ^
	CALL OPTIONS WRITTEN - (3.3)%
1,000	Corn Future, Maturing February 2019 +	Wedbush	$19,000,000	1/28/2019	$380.00	$193,750
500	Corn Future, Maturing February 2019 +	Wedbush	9,625,000	1/28/2019	385.00	65,625
600	Corn Future, Maturing February 2019 +	Wedbush	12,150,000	1/28/2019	405.00	18,750
600	Crude Oil Future, Maturing February 2019 +	Wedbush	31,800,000	1/17/2019	53.00	126,000
100	Crude Oil Future, Maturing February 2019 +	Wedbush	6,000,000	1/17/2019	60.00	3,000
400	Crude Oil Future, Maturing February 2019 +	Wedbush	24,400,000	1/17/2019	61.00	8,000
300	Crude Oil Future, Maturing February 2019 +	Wedbush	18,450,000	1/17/2019	61.50	6,000
10	Crude Oil Future, Maturing February 2019 +	Wedbush	695,000	1/17/2019	69.50	100
10	Crude Oil Future, Maturing February 2019 +	Wedbush	715,000	1/17/2019	71.50	100
200	Crude Oil Future, Maturing February 2019 +	Wedbush	14,400,000	1/17/2019	72.00	2,000
2	Crude Oil Future, Maturing February 2019 +	Wedbush	148,000	1/17/2019	74.00	20
101	Crude Oil Future, Maturing February 2019 +	Wedbush	8,130,500	1/17/2019	80.50	1,010
101	Crude Oil Future, Maturing February 2019 +	Wedbush	7,827,500	1/17/2019	77.50	1,010
150	Crude Oil Future, Maturing March 2019 +	Wedbush	8,400,000	2/15/2019	56.00	78,000
450	Crude Oil Future, Maturing March 2019 +	Wedbush	27,450,000	2/15/2019	61.00	90,000
150	Crude Oil Future, Maturing March 2019 +	Wedbush	9,525,000	2/15/2019	63.50	19,500
150	Crude Oil Future, Maturing March 2019 +	Wedbush	10,425,000	2/15/2019	69.50	7,500
300	Crude Oil Future, Maturing March 2019 +	Wedbush	21,150,000	2/15/2019	70.50	12,000
10	Crude Oil Future, Maturing March 2019 +	Wedbush	815,000	2/15/2019	81.50	100
100	Crude Oil Future, Maturing April 2019 +	Wedbush	7,500,000	3/18/2019	75.00	7,000
250	Gold Future, Maturing February 2019 +	Wedbush	7,125,000	1/29/2019	285.00	330,000
300	Gold Future, Maturing February 2019 +	Wedbush	9,450,000	1/29/2019	315.00	174,000
100	Gold Future, Maturing February 2019 +	Wedbush	3,850,000	1/29/2019	385.00	12,000
200	Gold Future, Maturing March 2019 +	Wedbush	6,100,000	2/26/2019	305.00	326,000
100	Gold Future, Maturing March 2019 +	Wedbush	4,000,000	2/26/2019	400.00	35,000
150	Gold Future, Maturing April 2019 +	Wedbush	5,475,000	3/27/2019	365.00	154,500
100	Gold Future, Maturing April 2019 +	Wedbush	4,200,000	3/27/2019	420.00	54,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $4,403,470)					1,724,965

	PUT OPTIONS WRITTEN - (39.0)%
100	Crude Oil Future, Maturing February 2019 +	Wedbush	3,950,000	1/17/2019	39.50	27,000
50	Crude Oil Future, Maturing February 2019 +	Wedbush	2,050,000	1/17/2019	41.00	24,500
100	Crude Oil Future, Maturing February 2019 +	Wedbush	4,150,000	1/17/2019	41.50	59,000
150	Crude Oil Future, Maturing February 2019 +	Wedbush	6,675,000	1/17/2019	44.50	235,500
100	Crude Oil Future, Maturing February 2019 +	Wedbush	4,800,000	1/17/2019	48.00	361,000
50	Crude Oil Future, Maturing February 2019 +	Wedbush	2,425,000	1/17/2019	48.50	198,500
100	Crude Oil Future, Maturing February 2019 +	Wedbush	5,000,000	1/17/2019	50.00	515,000
303	Crude Oil Future, Maturing February 2019 +	Wedbush	16,968,000	1/17/2019	56.00	3,229,980
600	Crude Oil Future, Maturing February 2019 +	Wedbush	37,800,000	1/17/2019	63.00	10,554,000
50	Crude Oil Future, Maturing March 2019 +	Wedbush	2,000,000	2/15/2019	40.00	54,000
201	Crude Oil Future, Maturing March 2019 +	Wedbush	8,844,000	2/15/2019	44.00	490,440
1	Crude Oil Future, Maturing March 2019 +	Wedbush	45,000	2/15/2019	45.00	2,900
200	Crude Oil Future, Maturing March 2019 +	Wedbush	9,900,000	2/15/2019	49.50	1,110,000
150	Crude Oil Future, Maturing March 2019 +	Wedbush	9,075,000	2/15/2019	60.50	2,245,500
199	Crude Oil Future, Maturing April 2019 +	Wedbush	8,159,000	3/18/2019	41.00	358,200
101	Crude Oil Future, Maturing April 2019 +	Wedbush	4,848,000	3/18/2019	48.00	505,000
50	Gold Future, Maturing February 2019 +	Wedbush	1,075,000	1/29/2019	215.00	3,000
200	Gold Future, Maturing February 2019 +	Wedbush	4,800,000	1/29/2019	240.00	34,000
303	Gold Future, Maturing February 2019 +	Wedbush	7,878,000	1/29/2019	260.00	157,560
150	Gold Future, Maturing March 2019 +	Wedbush	3,900,000	2/26/2019	260.00	147,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $8,191,250)					20,312,080

	TOTAL OPTIONS WRITTEN (Premiums Received - $12,594,720)					$22,037,045

*	Non-income producing security.

^	All Collateral for open options contracts consists of cash included on the Consolidated Statement of Assets and Liabilities.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited.

(a)	Each contract is equivalent to one underlying futures contract.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS - 6.6%
	CALL OPTIONS PURCHASED - 3.4% *
1,000	S&P 500 Index Future, Maturing March 2019	HSBC	$625,000,000	1/22/2019 - $2,500	$14,325,000
1,000	S&P 500 Index Future, Maturing March 2019	HSBC	650,000,000	1/22/2019 - $2,600	3,675,000
1,000	S&P 500 Index Future, Maturing March 2019	HSBC	665,000,000	1/22/2019 - $2,660	1,112,500
1,000	S&P 500 Index Future, Maturing March 2019	Wedbush	670,000,000	1/22/2019 - $2,680	737,500
1,060	S&P 500 Index Future, Maturing March 2019	HSBC, RBC	728,750,000	2/1/2019 - $2,750	569,751
940	S&P 500 Index Future, Maturing March 2019	RBC	648,600,000	2/1/2019 - $2,760	423,000
1,000	S&P 500 Index Future, Maturing March 2019	Wedbush	730,000,000	2/1/2019 - $2,920	50,000
1,000	S&P 500 Index Future, Maturing March 2019	Wedbush	731,250,000	2/1/2019 - $2,925	50,000
1,000	S&P 500 Index Future, Maturing March 2019	Wedbush	731,250,000	2/19/2019 - $2,925	137,500
1,000	S&P 500 Index Future, Maturing March 2019	RBC	737,500,000	2/19/2019 - $2,950	100,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $14,705,869)				21,180,251

	PUT OPTIONS PURCHASED - 3.2% *
8,000	S&P 500 Index Future, Maturing March 2019	HSBC, RBC, Wedbush	4,400,000,000	1/22/2019 - $2,200	8,500,000
3,000	S&P 500 Index Future, Maturing March 2019	HSBC	1,575,000,000	2/1/2019 - $2,100	3,225,000
3,000	S&P 500 Index Future, Maturing March 2019	HSBC	1,631,250,000	2/1/2019 - $2,175	5,250,000
1,000	S&P 500 Index Future, Maturing March 2019	HSBC	550,000,000	2/19/2019 - $2,200	3,450,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $38,440,267)				20,425,000

	TOTAL PURCHASED OPTIONS (Cost - $53,146,136)				41,605,251

	PRIVATE INVESTMENT FUND - 9.4%
586,976	Prime Meridian Income QP Fund, LP # +				59,612,419
	TOTAL PRIVATE INVESTMENT FUND (Cost - $56,391,259)				59,612,419

	SHORT-TERM INVESTMENTS - 25.3%
	MONEY MARKET FUNDS - 25.3%
160,001,340	Goldman Sachs Financial Square Funds Government Portfolio - Institutional Class, 1.93% ** ^				160,001,340
	TOTAL SHORT-TERM INVESTMENTS (Cost - $160,001,340)				160,001,340

	TOTAL INVESTMENTS - 41.3% (Cost - $269,538,735)				$261,219,010
	OTHER ASSETS LESS LIABILITIES - 58.5%				371,375,884
	NET ASSETS - 100.0%				$632,594,894

				Unrealized
Long Contracts		Notional	Maturity	Depreciation
	OPEN LONG FUTURES CONTRACTS - (0 1)%
5,000	S&P 500 E-Mini Future	$626,300,000	March-19	$(903,137)
	Net Unrealized Loss From Open Long Futures Contracts			$(903,137)

				Unrealized
Short Contracts		Notional	Maturity	Depreciation
	OPEN SHORT FUTURES CONTRACTS - (1.1)%	(626,300,000)	March-19	(6,800,000)
(1,000)	S&P 500 Future			(6,800,000)
	Net Unrealized Loss From Open Short Futures Contracts			$(7,703,137)
	Total Unrealized Loss From Open Futures Contracts

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (4.1)% *
	CALL OPTIONS WRITTEN - (3.4)%
2,000	S&P 500 Index Future, Maturing March 2019	HSBC	$1,275,000,000	1/22/2019 - $2,550	15,850,000
2,000	S&P 500 Index Future, Maturing March 2019	HSBC	1,325,000,000	1/22/2019 - $2,650	2,750,000
3,000	S&P 500 Index Future, Maturing March 2019	HSBC, Wedbush	2,043,750,000	1/22/2019 - $2,725	862,500
4,000	S&P 500 Index Future, Maturing March 2019	HSBC, RBC	2,790,000,000	1/22/2019 - $2,790	400,000
4,000	S&P 500 Index Future, Maturing March 2019	HSBC, Wedbush	2,850,000,000	1/22/2019 - $2,850	200,000
1,000	S&P 500 Index Future, Maturing March 2019	HSBC	725,000,000	1/22/2019 - $2,900	25,000
4,000	S&P 500 Index Future, Maturing March 2019	HSBC, Wedbush	2,975,000,000	1/22/2019 - $2,975	50,000
1,000	S&P 500 Index Future, Maturing March 2019	HSBC	750,000,000	1/22/2019 - $3,000	12,500
2,000	S&P 500 Index Future, Maturing March 2019	HSBC, Wedbush	1,512,500,000	1/22/2019 - $3,025	25,000
2,000	S&P 500 Index Future, Maturing March 2019	HSBC, RBC	1,525,000,000	1/22/2019 - $3,050	25,000
4,000	S&P 500 Index Future, Maturing March 2019	HSBC, RBC	2,800,000,000	2/1/2019 - $2,800	950,000
2,000	S&P 500 Index Future, Maturing March 2019	Wedbush	1,480,000,000	2/1/2019 - $2,960	75,000
2,000	S&P 500 Index Future, Maturing March 2019	Wedbush	1,485,000,000	2/1/2019 - $2,970	50,000
2,000	S&P 500 Index Future, Maturing March 2019	Wedbush	1,485,000,000	2/19/2019 - $2,970	175,000
2,000	S&P 500 Index Future, Maturing March 2019	RBC	1,500,000,000	2/19/2019 - $3,000	125,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $25,587,750)				$21,575,000

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (4.1)% * (Continued)
	PUT OPTIONS WRITTEN - (0.7)%
1,500	S&P 500 Index Future, Maturing March 2019	HSBC	$871,875,000	1/22/2019 - $2,325	$4,537,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $29,343,125)				$4,537,500
	TOTAL OPTIONS WRITTEN (Premiums Received - $54,930,875)				$26,112,500

LP - Limited Partnership

HSBC - Hongkong and Shanghai Banking Corporation

RBC - Royal Bank of Canada

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2018, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 9.4% of net assets.

^	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 83.8%
	AGGREGATE BOND - 34.5%
2,800	First Trust Enhanced Short Maturity ETF	$167,580
3,400	Invesco Ultra Short Duration ETF	170,238
3,050	Janus Henderson Short Duration Income ETF	149,450
1,650	PIMCO Enhanced Short Maturity Active	166,568
1,600	Schwab U.S. Aggregate Bond ETF	80,944
2,100	Vanguard Short-Term Bond ETF	164,997
		899,777
	CORPORATE BOND - 30.6%
5,800	Invesco BulletShares 2020 Corporate Bond ETF	122,206
3,300	iShares Short-Term Corporate Bond ETF	170,412
3,400	iShares Floating Rate Bond ETF	171,224
3,400	iShares Short Maturity Bond ETF	169,490
2,100	Vanguard Short-Term Corporate Bond ETF	163,674
		797,006
	FIXED INCOME - 12.8%
7,800	Invesco Senior Loan ETF	169,884
3,700	SPDR Blackstone / GSO Senior Loan ETF	165,390
		335,274
	INDEX RELATED - 5.9%
3,300	SPDR Bloomberg Barclays Convertible Securities	154,407

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,237,872)	2,186,464

	OPEN ENDED FUND - 14.9%
32,054	AlphaCentric Income Opportunities Fund + (Cost - $394,244)	390,096

	SHORT-TERM INVESTMENTS - 22.4%
584,780	Goldman Sachs Financial Square Funds Government Portfolio- Institutional Class 2.34% *++	584,780
	TOTAL SHORT-TERM INVESTMENTS (Cost - $584,780)	584,780

	TOTAL INVESTMENTS - 121.1% (Cost - $3,216,896)	$3,161,340
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.1)%	(551,644)
	NET ASSETS - 100.0%	$2,609,696

*	Rate shown represents the rate at December 31, 20018, is subject to change and resets daily.

+	Affiliated Issuer.

++	All or a portion of this investment is a holding of the CSACS Fund Limited.

TOTAL RETURN SWAPS - (12.1)%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial baises present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

							Unrealized
		Notional		Expiration	Pay/Receive	Upfront	Appreciation/
Shares	Reference Entity	Amount	Counterparty	Date	Fixed Rate	Payments	Depreciation
1,014	BNP Paribas Catalyst Systematic Index	1,779,750	BNP Paribas	2/12/2019	0.5000%	—	(166,730)
786	BNP Paribas Catalyst Systematic Index	1,400,000	BNP Paribas	3/1/2019	0.5000%	—	(148,997)
							$(315,727)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

BNP Paribas Catalyst Systematic Index Swap Holdings Top 50 Holdings ^

						Unrealized
						Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity		(Depreciation)	Weighted %

	OPEN LONG FUTURES CONTRACTS
26	10 Year US Future	BNP Paribas	$3,129,989	March-19		$67,144	20.38%
156	CMX Copper Future	BNP Paribas	102,908	July-19		(5,618)	0.67%
0	CMX Gold Future	BNP Paribas	34,954	February-19		1,577	0.23%
1	CMX Gold Future	BNP Paribas	174,962	June-19		7,957	1.14%
1	CMX Silver Future	BNP Paribas	107,017	July-19		9,759	0.70%
16	E10 Future	BNP Paribas	2,958,709	March-19		20,403	19.26%
3	Emerging Future	BNP Paribas	151,646	March-19		(5,386)	0.99%
1	ICE Brent Crude Future	BNP Paribas	46,996	July-19		(4,097)	0.31%
1	ICE Brent Crude Future	BNP Paribas	62,697	December-19		(4,934)	0.41%
1	JGB Future	BNP Paribas	738,342	March-19		5,660	4.81%
1	LME Aluminium Hg Future	BNP Paribas	37,131	April-19		(2,236)	0.24%
4	LME Aluminium HG Future	BNP Paribas	170,048	July-19		(9,681)	1.11%
0	LME Copper Future	BNP Paribas	58,725	March-19		(2,149)	0.38%
2	LME Zinc Future	BNP Paribas	138,503	July-19		(1,980)	0.90%
92	NYMEX Gasoline RBOB Future	BNP Paribas	58,304	July-19		(4,493)	0.38%
4	NYMEX Natural Gas Future	BNP Paribas	106,679	April-19		(7,538)	0.69%
1	NYMEX WTIi Crude Future	BNP Paribas	58,899	July-19		(4,971)	0.38%
1	NYMEX WTI Crude Future	BNP Paribas	60,247	December-21		(1,422)	0.39%
1	S&P 500 Future	BNP Paribas	153,577	March-19		(14,352)	1.00%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					43,643

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(141)	CMX Copper Future	BNP Paribas	(93,231)	March-19		5,234	0.61%
(156)	CMX Copper Future	BNP Paribas	(102,861)	May-19		5,676	0.67%
(1)	CMX Gold Future	BNP Paribas	(174,946)	April-19		(7,939)	1.14%
(1)	CMX silver Future	BNP Paribas	(107,032)	May-19		(9,868)	0.70%
(7)	Eurostoxx Future	BNP Paribas	(226,963)	March-19		12,681	1.48%
(5)	HSCEI Future	BNP Paribas	(296,165)	January-19		15,371	1.93%
(2)	ICE Brent Future	BNP Paribas	(106,910)	March-19		10,372	0.70%
(1)	ICE Brent Future	BNP Paribas	(35,293)	May-19		3,256	0.23%
(1)	LME Aluminium Future	BNP Paribas	(59,703)	March-19		3,533	0.39%
(4)	LME Aluminium Future	BNP Paribas	(169,973)	May-19		10,168	1.11%
(1)	LME Zinc Future	BNP Paribas	(36,530)	March-19		930	0.24%
(2)	LME Zinc Future	BNP Paribas	(138,450)	May-19		2,598	0.90%
(0)	Nikkei Future	BNP Paribas	(44,266)	March-19		4,748	0.29%
(77)	NYMEX Gasoline Future	BNP Paribas	(42,555)	May-19		3,396	0.28%
(92)	NYMEX Gasoline Future	BNP Paribas	(58,317)	May-19		4,658	0.38%
(67)	NYMEX Heating Future	BNP Paribas	(46,676)	March-19		3,739	0.30%
(5)	NYMEX Natural Future	BNP Paribas	(146,117)	March-19		42,335	0.95%
(2)	NYMEX WTI Future	BNP Paribas	(85,520)	March-19		9,198	0.56%
(1)	NYMEX WTI Future	BNP Paribas	(58,809)	May-19		5,698	0.38%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					125,784

					Exercise
Contracts					Price	Value
	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
14	S&P 500 Index	BNP Paribas	34,001	1/4/2019	$2,486.42	$(694)	0.22%
15	S&P 500 Index	BNP Paribas	36,456	1/4/2019	2,486.42	(744)	0.24%
14	S&P 500 Index	BNP Paribas	33,852	1/4/2019	2,486.42	691	0.22%
13	S&P 500 Index	BNP Paribas	35,825	1/4/2019	2,767.56	(6)	0.23%
12	S&P 500 Index	BNP Paribas	34,333	1/4/2019	2,898.18	(2)	0.22%
11	S&P 500 Index	BNP Paribas	33,646	1/4/2019	2,929.89	(1)	0.22%
14	S&P 500 Index	BNP Paribas	35,428	1/18/2019	2,529.11	(609)	0.23%
13	S&P 500 Index	BNP Paribas	33,986	1/18/2019	2,664.95	(99)	0.22%
13	S&P 500 Index	BNP Paribas	33,739	1/18/2019	2,673.24	(86)	0.22%
	TOTAL CALL OPTIONS WRITTEN					(1,550)

	PUT OPTIONS WRITTEN
14	S&P 500 Index	BNP Paribas	33,852	1/4/2019	$2,486.42	$(691)	0.22%
13	S&P 500 Index	BNP Paribas	33,003	1/11/2019	2,518.01	(981)	0.21%
13	S&P 500 Index	BNP Paribas	33,182	1/18/2019	2,487.20	(896)	0.22%
	TOTAL PUT OPTIONS WRITTEN					(2,568)

	TOTAL OPTIONS WRITTEN					(4,118)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 79.7%
4,068,249	Goldman Sachs Financial Square Funds Government Portfolio- Institutional Class 2.34% *	$4,068,249
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,068,249)

	TOTAL INVESTMENTS - 79.7% (Cost - $4,068,249)	$4,068,249
	OTHER ASSETS LESS LIABILITIES - 20.3%	1,034,345
	NET ASSETS - 100.0%	$5,102,594

*	Rate shown represents the rate at December 31, 2018, is subject to change and resets daily.

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.2%
10	3 Month Euro Euribor	$2,857,447	March-21	$4,270
3	Euro-Bund Future	560,852	March-19	1,289
2	Gold 100 oz. +	256,260	February-19	2,100
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURE CONTRACTS			7,659

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.2%
(4)	Cotton No.2 Future +	(144,400)	March-19	9,207
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURE CONTRACTS			9,207
	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$16,866

+	All of this investment is a holding of the CAMFMSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 14.9%
19,398	iShares Short-Term Corporate Bond ETF			$1,001,713
17,618	SPDR Portfolio Short Term Corporate Bond ETF			531,006
1	SPDR S&P 500 ETF Trust			250
7,248	Vanguard Short-Term Corporate Bond ETF			564,909
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,140,878)			2,097,878

Principal		Coupon Rate	Maturity
	CORPORATE BONDS - 68.6%
	AEROSPACE/DEFENSE - 2.9%
$250,000	Boeing Co.	4.875%	2/15/2020	255,409
10,000	Lockheed Martin Corp.	4.250%	11/15/2019	10,118
134,000	Rockwell Collins, Inc.	5.250%	7/15/2019	135,455
				400,982
	AUTO MANUFACTURERS - 5.6%
250,000	Ford Motor Credit Co. LLC	2.597%	11/4/2019	247,291
150,000	Ford Motor Credit Co. LLC	2.681%	1/9/2020	147,552
250,000	General Motors Financial Co., Inc.	2.400%	5/9/2019	249,082
150,000	General Motors Financial Co., Inc.	2.350%	10/4/2019	148,721
				792,646
	BANKS - 14.6%
258,000	Bank of America Corp.	2.600%	1/15/2019	257,951
250,000	Citigroup, Inc.	2.050%	6/7/2019	248,972
75,000	Citigroup, Inc.	2.500%	7/29/2019	74,754
100,000	Citigroup, Inc.	5.375%	8/9/2020	103,227
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	198,776
100,000	Goldman Sachs Group, Inc.	6.000%	6/15/2020	103,555
250,000	HSBC USA, Inc.	2.350%	3/5/2020	247,518
250,000	JPMorgan Chase & Co.	2.200%	10/22/2019	247,932
100,000	KeyBank NA	2.250%	3/16/2020	98,970
262,000	Morgan Stanley	2.375%	7/23/2019	260,897
100,000	Morgan Stanley	5.625%	9/23/2019	101,498
105,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	107,236
				2,051,286
	BIOTECHNOLOGY - 1.8%
250,000	Amgen, Inc.	4.500%	3/15/2020	254,087

	CHEMICALS - 0.9%
75,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	74,488
50,000	Sherwin Williams Co.	2.250%	5/15/2020	49,251
				123,739
	COMMERCIAL SERVICES - 1.4%
200,000	The Western Union Co.	3.350%	5/22/2019	199,927

	COMPUTERS - 0.7%
100,000	International Business Machines Corp.	1.625%	5/15/2020	98,044

	COSMETICS/PERSONAL CARE - 2.4%
350,000	Unilever Capital Corp.	2.100%	7/30/2020	345,658

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
15,000	American Express Credit Corp.	2.125%	3/18/2019	14,976
200,000	American Express Credit Corp.	2.250%	8/15/2019	199,110
40,000	Ameriprise Financial, Inc.	7.300%	6/28/2019	40,807
300,000	Charles Schwab Corp.	4.450%	7/22/2020	306,675
				561,568
	ELECTRIC - 6.0%
50,000	Consolidated Edison, Inc.	2.000%	3/15/2020	49,350
250,000	Duke Energy Florida LLC	1.850%	1/15/2020	247,337
79,000	NextEra Energy Capital Holdings, Inc.	2.300%	4/1/2019	78,824
225,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	221,904
250,000	Southern Co.	1.850%	7/1/2019	248,805
				846,220
	ELECTRONICS - 1.0%
150,000	Amphenol Corp.	2.200%	4/1/2020	147,825

	FOOD - 5.2%
250,000	JM Smucker Co.	2.500%	3/15/2020	247,607
230,000	Kraft Heinz Foods Co.	5.375%	2/10/2020	235,319
144,000	Kroger Co.	1.500%	9/30/2019	142,029
100,000	Sysco Corp.	1.900%	4/1/2019	99,712
				724,667

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
December 31, 2018

Principal			Coupon Rate	Maturity	Value
	CORPORATE BONDS (Continued) - 68.6%
	HEALTHCARE - PRODUCTS - 3.2%
$100,000	Becton Dickinson & Co.		2.133%	6/6/2019	$99,428
150,000	Becton Dickinson & Co.		2.675%	12/15/2019	148,608
200,000	Life Technologies Corp.		6.000%	3/1/2020	205,657
					453,693
	HEALTHCARE - SERVICES - 2.5%
200,000	Anthem, Inc.		2.250%	8/15/2019	198,958
50,000	Cigna Corp.		5.125%	6/15/2020	51,297
100,000	Humana, Inc.		2.625%	10/1/2019	99,513
					349,768
	HOUSEWARES - 0.8%
100,000	Newell Brands, Inc.		2.600%	3/29/2019	99,839

	INSURANCE - 1.5%
100,000	Prudential Financial, Inc.		5.375%	6/21/2020	206,165

	MEDIA - 2.2%
200,000	NBCUniversal Media LLC.		5.150%	4/30/2020	205,364
50,000	Walt Disney Co.		1.950%	3/4/2020	49,524
50,000	Walt Disney Co.		1.800%	6/5/2020	49,277
					304,165
	MISCELLANEOUS MANUFACTURING - 1.4%
200,000	General Electric Co.		5.550%	5/4/2020	203,493

	PHARMACEUTICALS - 4.1%
200,000	Cardinal Health, Inc.		2.400%	11/15/2019	198,629
225,000	Express Scripts Holding Co.		2.250%	6/15/2019	224,067
150,000	McKesson Corp.		2.284%	3/15/2019	149,697
					572,393
	RETAIL - 0.8%
100,000	McDonalds Corp.		1.875%	5/29/2019	99,557

	SOFTWARE- 1.7%
238,000	CA, Inc.		5.375%	12/1/2019	241,115

	TELECOMMUNICATIONS - 1.1%
150,000	AT&T, Inc.		5.200%	3/15/2020	153,290

	TRANSPORTATION - 1.4%
200,000	Burlington Northern Santa Fe LLC		4.700%	10/1/2019	202,460

	TRUCKING & LEASING - 1.4%
200,000	GATX Corp.		2.500%	7/30/2019	198,803

	TOTAL CORPORATE BONDS (Cost - $9,688,260)				9,631,390

	UNITED STATES GOVERNMENT SECURITIES - 14.1%
500,000	United States Treasury Note +		0.750%	7/15/2019	495,234
500,000	United States Treasury Note +		1.000%	9/30/2019	494,111
500,000	United States Treasury Note +		1.500%	11/30/2019	494,883
500,000	United States Treasury Note +		1.375%	3/31/2020	492,715
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,975,647)				1,976,943

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 2.0% *
135	SPDR S&P 500 ETF Trust	Pershing	$3,577,500	1/18/2019 - $265.00	$6,750
77	SPDR S&P 500 ETF Trust	Pershing	2,079,000	1/18/2019 - $270.00	1,386
47	SPDR S&P 500 ETF Trust	Pershing	1,222,000	3/15/2019 - $260.00	24,111
84	SPDR S&P 500 ETF Trust	Pershing	2,226,000	3/15/2019 - $265.00	28,392
26	SPDR S&P 500 ETF Trust	Pershing	676,000	6/21/2019 - $260.00	24,232
44	SPDR S&P 500 ETF Trust	Pershing	1,166,000	6/21/2019 - $265.00	31,020
97	SPDR S&P 500 ETF Trust	Pershing	2,619,000	6/21/2019 - $270.00	49,470
38	SPDR S&P 500 ETF Trust	Pershing	1,045,000	6/21/2019 - $275.00	14,896
45	SPDR S&P 500 ETF Trust	Pershing	1,215,000	9/20/2019 - $270.00	34,875
15	SPDR S&P 500 ETF Trust	Pershing	412,500	9/20/2019 - $275.00	9,510
191	SPDR S&P 500 ETF Trust	Pershing	5,577,200	9/30/2019 - $292.00	49,946
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,316,994)				274,588

	TOTAL INVESTMENTS - 99.6% (Cost - $15,121,779)				$13,980,799
	OTHER ASSETS LESS LIABILITIES - 0.4%				54,855
	NET ASSETS - 100.0%				$14,035,654

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Continued)(Unaudited)
December 31, 2018

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	TOTAL OPTIONS WRITTEN - (4.5)% *
	CALL OPTIONS WRITTEN - (0.4)%
40	SPDR S&P 500 ETF Trust	Pershing	$1,120,000	1/18/2019-$280.00	$160
172	SPDR S&P 500 ETF Trust	Pershing	4,902,000	1/18/2019-$285.00	344
103	SPDR S&P 500 ETF Trust	Pershing	2,935,500	3/15/2019-$285.00	3,914
28	SPDR S&P 500 ETF Trust	Pershing	812,000	3/15/2019-$290.00	728
122	SPDR S&P 500 ETF Trust	Pershing	3,538,000	6/21/2019-$290.00	16,470
83	SPDR S&P 500 ETF Trust	Pershing	2,448,500	6/21/2019-$295.00	7,387
30	SPDR S&P 500 ETF Trust	Pershing	885,000	9/20/2019-$295.00	6,030
30	SPDR S&P 500 ETF Trust	Pershing	900,000	9/20/2019-$300.00	4,800
80	SPDR S&P 500 ETF Trust	Pershing	2,480,000	9/30/2019-$310.00	7,480
111	SPDR S&P 500 ETF Trust	Pershing	3,496,500	09/30/2019-$315.00	7,770
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $490,316)				55,083

	PUT OPTIONS WRITTEN - (4.1)%
137	SPDR S&P 500 ETF Trust	Pershing	3,288,000	1/18/2019-$240.00	29,729
4	SPDR S&P 500 ETF Trust	Pershing	98,000	1/18/2019-$245.00	1,340
47	SPDR S&P 500 ETF Trust	Pershing	1,104,500	3/15/2019-$235.00	22,419
41	SPDR S&P 500 ETF Trust	Pershing	984,000	3/15/2019-$240.00	24,723
29	SPDR S&P 500 ETF Trust	Pershing	681,500	6/21/2019-$235.00	25,897
30	SPDR S&P 500 ETF Trust	Pershing	720,000	6/21/2019-$240.00	31,770
79	SPDR S&P 500 ETF Trust	Pershing	1,935,500	6/21/2019-$245.00	94,721
4	SPDR S&P 500 ETF Trust	Pershing	98,000	9/20/2019-$245.00	5,344
35	SPDR S&P 500 ETF Trust	Pershing	840,000	9/20/2019-$240.00	51,765
26	SPDR S&P 500 ETF Trust	Pershing	681,200	9/20/2019-$262.00	57,200
101	SPDR S&P 500 ETF Trust	Pershing	2,656,300	9/30/2019-$263.00	227,654
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $483,212)				572,562

	TOTAL OPTIONS WRITTEN (Premiums Received - $973,528)				$627,645

ETF - Exchange Traded Fund

LLC - Limited Liability Company

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 48.4%
	EQUITY FUNDS - 48.4%
590,487	iShares MSCI Australia ETF	$11,366,875
72,248	iShares MSCI Austria ETF	1,326,473
54,142	iShares MSCI Belgium ETF	884,680
318,634	iShares MSCI Brazil ETF	12,171,819
490,269	iShares MSCI Canada ETF	11,746,845
77,304	iShares MSCI Thailand ETF	6,401,544
28,383	iShares MSCI Israel ETF	1,374,305
174,781	iShares MSCI Chile ETF	7,237,681
313,360	iShares MSCI France ETF	8,310,307
243,174	iShares MSCI Turkey ETF	5,974,785
282,951	iShares MSCI Switzerland ETF	8,918,616
164,391	iShares MSCI Sweden ETF	4,642,402
327,272	iShares MSCI Spain ETF	8,777,435
196,691	iShares MSCI South Korea ETF	11,577,232
126,881	iShares MSCI South Africa ETF	6,401,146
353,270	iShares MSCI Germany ETF	8,955,394
102,188	iShares MSCI Netherlands ETF	2,687,544
317,907	iShares MSCI Mexico ETF	13,091,410
542,937	iShares MSCI Hong Kong ETF	12,254,088
298,473	iShares China Large-Cap ETF	11,664,325
1,778,988	iShares Russell Mid-Cap ETF	82,687,362
2,097,681	iShares Core S&P Mid-Cap ETF	348,340,907
2,101,279	iShares Russell 1000 ETF	291,426,385
2,654,790	iShares Russell 2000 ETF	355,476,381
53,701	iShares MSCI Peru ETF	1,906,386
375,934	iShares MSCI Taiwan ETF	11,887,033
442,876	iShares MSCI Singapore ETF	9,787,560
226,141	iShares MSCI Malaysia ETF	6,732,218
233,136	iShares MSCI Japan ETF	11,817,664
150,879	iShares MSCI Italy ETF	3,652,781
299,175	iShares MSCI United Kingdom ETF	8,780,786
440,919	Schwab U.S. REIT ETF	16,979,791
619,233	VanEck Vectors Russia ETF	11,610,619
1,561,768	Vanguard FTSE Emerging Markets ETF	59,503,361
488,811	Vanguard FTSE Europe ETF	23,765,991
217,640	Vanguard S&P 500 ETF	50,015,848
1,631,586	Vanguard Real Estate ETF	121,667,368
896,171	Vanguard Mid-Cap ETF	123,832,909
662,995	Vanguard Large-Cap ETF	76,151,606
1,561,686	Vanguard Small-Cap ETF	206,126,935
479,034	WisdomTree India Earnings Fund	11,880,043
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,050,422,688)	1,989,794,840

Principal
	UNITED STATES GOVERNMENT SECURITIES - 31.7%
$327,660,000	United States Treasury Note, 0.750%, 02/15/2019 + ^	327,028,396
328,720,000	United States Treasury Note, 0.875%, 05/15/2019 + ^	326,793,905
330,810,000	United States Treasury Note, 0.750%, 08/15/2019 + ^	327,094,847
328,020,000	United States Treasury Note, 1.000%, 11/15/2019 + ^	323,432,844
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,304,447,328)	1,304,349,992

	TOTAL INVESTMENTS - 80.1% (Cost - $3,354,870,016)	$3,294,144,832
	OTHER ASSETS LESS LIABILITIES - 19.9%	818,735,121
	NET ASSETS - 100.0%	$4,112,879,953

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.5%
211	90-Day Euro$ Future	51,352,125	December-19	$2,638
1,509	90-Day Euro$ Future	367,837,613	June-20	114,888
4,110	90-Day Euro$ Future	1,002,274,875	September-20	2,422,262
2,506	90-Day Euro$ Future	611,025,450	December-20	347,112
3,977	90-Day Euro$ Future	969,990,300	March-21	1,272,263
94	Amsterdam Index Future	10,481,702	January-19	111,001
3,903	Australian 10 Year Bond Future	364,552,591	March-19	4,390,901
1,510	Australian 3 Year Bond Future	119,286,305	March-19	539,107
857	CBOE VIX Future	20,717,975	January-19	(1,231,375)
444	CBOE VIX Future	9,890,100	February-19	(458,550)
113	CBOE VIX Future	2,437,975	March-19	6,725
65	CBOE VIX Future	1,363,375	April-19	(21,825)
18,763	Euro BOBL Future	2,842,412,436	March-19	4,097,320
1,551	Euro-BTP Future	226,628,227	March-19	4,973,516
7,468	Euro-Bund Future	1,396,148,749	March-19	4,762,877
1,452	Euro BUXL Future	299,802,909	March-19	(865,136)
5,602	Euro-Oat Future	965,712,460	March-19	(933,437)
5,643	Euro-Schatz Future	722,102,322	March-19	189,625
1,240	FTSE 100 Index Future	105,163,240	March-19	(308,410)
136	FTSE/JSE Top 40 Future	4,449,001	March-19	65,578
159	Japan 10 Year Bond Future	220,975,436	March-19	712,849
5	LME Lead Future +	252,750	March-19	(3,879)
86	LME PRI Aluminum Future +	3,973,200	March-19	(24,460)
3,096	Long Gilt Future	485,667,625	March-19	(589,807)
26	MSCI EAFE Future	2,230,800	March-19	(4,375)
990	MSCI Emerging Market Future	47,856,600	March-19	149,010
179	MSCI Taiwan Index Future	6,433,260	January-19	125,330
309	Natural Gas Future +	8,290,470	April-19	(387,150)
410	Natural Gas Future +	10,955,200	May-19	(507,810)
12	Natural Gas Future +	326,040	June-19	(7,590)
393	Nikkei 225 (OSE) Future	71,640,159	March-19	2,996,400
11	Nikkei 225 (SGX) Future	999,339	March-19	28,007
146	SET50 Future	935,369	March-19	136
822	Soybean Meal Future +	25,473,780	March-19	(205,000)
409	US Long Bond Future	59,714,000	March-19	187,781
562	US Ultra Bond Future	90,288,813	March-19	49,844
	Net Unrealized Gain From Open Long Futures Contracts			$21,996,366

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.9%
(1,675)	90-Day Euro$ Future	(407,611,250)	September-19	(1,373,875)
(917)	90-Day Euro$ Future	(223,392,663)	March-20	(1,125,238)
(2,504)	Brent Crude Future +	(134,715,200)	March-19	13,159,040
(562)	Brent Crude Future +	(30,359,240)	April-19	3,114,820
(174)	Brent Crude Future +	(9,449,940)	May-19	751,820
(87)	Brent Crude Future +	(4,747,590)	June-19	244,500

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.9%
(49)	Brent Crude Future +	(2,683,240)	July-19	$163,210
(30)	Brent Crude Future +	(1,646,400)	August-19	(8,490)
(1,138)	CAC 40 10 Euro Future	(61,513,303)	January-19	(650,985)
(11)	Canadian 10 Year Bond Future	(1,101,530)	March-19	308
(97)	Cocoa Future +	(2,343,520)	March-19	(27,870)
(140)	Coffee ‘C’ Future +	(5,347,125)	March-19	(9,319)
(43)	Copper Future +	(2,828,325)	March-19	43,250
(865)	Corn Future +	(16,218,750)	March-19	232,100
(318)	Cotton No. 2 Future +	(11,479,800)	March-19	61,515
(847)	DAX Index Future	(255,653,892)	March-19	(807,379)
(227)	Dija Mini E-CBOT Future	(26,409,180)	March-19	(50,665)
(1,750)	E-mini Russell 2000 Future	(118,037,500)	March-19	(1,258,525)
(1,314)	Euro Stoxx 50 Future	(44,672,445)	March-19	(196,809)
(1,101)	FTSE China A50	(11,464,163)	January-19	30,818
(41)	FTSE/MIB Index Future	(4,266,500)	March-19	(21,560)
(1,204)	Gasoline RBOB Future +	(65,844,593)	February-19	6,277,257
(607)	Gasoline RBOB Future +	(33,448,128)	March-19	2,737,552
(154)	Gasoline RBOB Future +	(9,647,022)	April-19	700,531
(84)	Gasoline RBOB Future +	(5,300,114)	May-19	483,391
(875)	Gold 100 oz. Future +	(112,113,750)	February-19	(214,350)
(188)	Hang Seng Index Future	(31,040,584)	January-19	(209,030)
(1,749)	HSCEI Future	(112,834,386)	January-19	(1,197,659)
(181)	IBEX 35 Future	(17,622,751)	January-19	(134,522)
(178)	KC Red Wheat Future +	(4,349,875)	March-19	67,712
(257)	KO SPI 2 Future	(15,086,485)	March-19	(58,766)
(19)	Lean Hogs Future +	(463,410)	February-19	(510)
(263)	Live Cattle Future +	(13,031,650)	February-19	19,590
(72)	LME Copper Future +	(10,745,550)	March-19	76,255
(116)	LME Nickel Future +	(7,434,324)	March-19	180,782
(121)	LME Zinc Future +	(7,473,263)	March-19	267,122
(1,708)	Low Sulphur Gasoil G Future +	(87,321,500)	February-19	2,250,825
(764)	Low Sulphur Gasoil G Future +	(39,097,700)	March-19	234,275
(186)	Low Sulphur Gasoil G Future +	(9,513,900)	April-19	(65,575)
(445)	Nasdaq 100 E-Mini Future	(56,365,925)	March-19	48,000
(482)	Natural Gas Future +	(14,170,800)	February-19	2,158,940
(359)	Natural Gas Future +	(10,235,090)	March-19	1,533,870
(1,261)	NY Harbor ULSD Future +	(88,944,383)	February-19	4,065,369
(515)	NY Harbor ULSD Future +	(36,119,937)	March-19	2,429,431
(110)	NY Harbor ULSD Future +	(7,651,182)	April-19	474,377
(50)	NY Harbor ULSD Future +	(3,475,290)	May-19	323,665
(832)	OMXS30 Index Future	(13,215,473)	January-19	657
(4)	Platinum Future +	(160,120)	April-19	35
(148)	S&P Mid 400 E-Mini Future	(24,600,560)	March-19	(186,190)
(13)	S&P/TSX 60 IX Future	(1,631,996)	March-19	644

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

				Unrealized
				Appreciation
(Short) Contracts		Notional	Maturity	(Depreciation)
(766)	S&P 500 E-Mini Future	(95,949,160)	March-19	$(113,085)
(500)	Silver Future +	(38,850,000)	March-19	(1,739,600)
(609)	Soybean Future +	(27,252,750)	March-19	39,300
(204)	Soybean Oil Future +	(3,408,840)	March-19	79,974
(41)	SPI 200 Future	(4,012,818)	March-19	56,725
(335)	TOPIX Index Future	(45,602,014)	March-19	6,656
(3,385)	US 10 Year Note (CBT)	(413,022,891)	March-19	(2,962,172)
(10,394)	US 2 Year Note (CBT)	(2,206,776,125)	March-19	(14,299,533)
(3,281)	US 5 Year Note (CBT)	(376,289,688)	March-19	(4,443,992)
(611)	Wheat Future +	(15,374,288)	March-19	601,250
(3,006)	WTI Crude Future +	(136,502,460)	February-19	20,216,440
(753)	WTI Crude Future +	(34,427,160)	March-19	3,449,070
(227)	WTI Crude Future +	(10,460,160)	April-19	1,051,760
(115)	WTI Crude Future +	(5,348,650)	May-19	384,020
(64)	WTI Crude Future +	(3,003,520)	June-19	101,680
(34)	WTI Crude Future +	(1,608,200)	July-19	189,820
(7)	WTI Crude Future +	(333,200)	August-19	54,040
(1,079)	World Sugar #11 Future +	(14,538,014)	March-19	578,054
	Net Unrealized Gain From Open Short Futures Contracts			$37,784,751
	Total Unrealized Gain From Open Futures Contracts			$59,781,117

+	All of this investment is a holding of the CMHSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Fair Value	(Depreciation)
To Buy:
Australian Dollar	1/2/2019	BAML	960,000	$675,456	$675,840	$384
Australian Dollar	1/2/2019	MSSB	101,270,000	71,314,095	71,294,082	(20,013)
British Pound	1/2/2019	MSSB	47,490,000	60,267,767	60,483,293	215,526
Canadian Dollar	1/2/2019	BAML	8,410,000	6,169,781	6,157,564	(12,217)
Canadian Dollar	1/2/2019	MSSB	1,920,000	1,407,419	1,405,770	(1,649)
Euro	1/2/2019	MSSB	45,160,000	51,649,492	51,624,674	(24,818)
Israeli Shekel	1/2/2019	BAML	9,700,000	2,580,316	2,595,838	15,522
Israeli Shekel	1/2/2019	MSSB	4,970,000	1,321,307	1,330,033	8,726
Mexican Peso	1/2/2019	BAML	366,420,000	18,618,475	18,605,899	(12,576)
Mexican Peso	1/2/2019	MSSB	208,750,000	10,618,284	10,599,804	(18,480)
Norwegian Krone	1/2/2019	BAML	80,430,000	9,216,254	9,288,442	72,188
Norwegian Krone	1/2/2019	MSSB	72,680,000	8,331,687	8,393,429	61,742
Polish Zloty	1/2/2019	BAML	1,860,000	495,670	495,109	(561)
Polish Zloty	1/2/2019	MSSB	6,840,000	1,823,709	1,820,723	(2,986)
Singapore Dollar	1/2/2019	BAML	1,870,000	1,368,902	1,371,974	3,072
Singapore Dollar	1/2/2019	MSSB	2,310,000	1,689,774	1,694,790	5,016
South African Rand	1/2/2019	BAML	181,270,000	12,539,248	12,601,321	62,073
South African Rand	1/2/2019	MSSB	15,440,000	1,068,793	1,073,340	4,547
Swedish Krona	1/2/2019	BAML	123,820,000	13,737,279	13,965,948	228,669
Turkish Lira New	1/2/2019	BAML	53,320,000	10,081,625	10,022,745	(58,880)
Australian Dollar	1/3/2019	BAML	20,950,000	14,780,872	14,748,800	(32,072)
Australian Dollar	1/3/2019	MSSB	50,950,000	35,961,908	35,868,800	(93,108)
British Pound	1/3/2019	BAML	5,880,000	7,492,917	7,488,772	(4,145)
British Pound	1/3/2019	MSSB	20,520,000	26,182,563	26,134,274	(48,289)
Euro	1/3/2019	BAML	11,300,000	12,933,386	12,917,599	(15,787)
Euro	1/3/2019	MSSB	2,850,000	3,264,405	3,257,979	(6,426)
Mexican Peso	1/3/2019	BAML	383,020,000	19,486,744	19,448,810	(37,934)
Mexican Peso	1/3/2019	MSSB	146,890,000	7,469,583	7,458,712	(10,871)
New Zealand Dollar	1/3/2019	BAML	6,070,000	4,071,602	4,070,241	(1,361)
New Zealand Dollar	1/3/2019	MSSB	4,050,000	2,715,164	2,715,730	566
Norwegian Krone	1/3/2019	BAML	72,860,000	8,384,959	8,414,221	29,262
Norwegian Krone	1/3/2019	MSSB	19,740,000	2,271,457	2,279,669	8,212
Singapore Dollar	1/3/2019	BAML	3,630,000	2,659,034	2,663,243	4,209
Singapore Dollar	1/3/2019	MSSB	2,450,000	1,795,089	1,797,506	2,417
South African Rand	1/3/2019	BAML	91,690,000	6,372,815	6,374,000	1,185
Swedish Krona	1/3/2019	BAML	201,150,000	22,459,738	22,688,178	228,440
Swedish Krona	1/3/2019	MSSB	114,440,000	12,795,348	12,907,951	112,603
Swiss Franc	1/3/2019	BAML	15,380,000	15,653,672	15,601,541	(52,131)
Swiss Franc	1/3/2019	MSSB	9,300,000	9,461,930	9,433,961	(27,969)
Japanese Yen	1/4/2019	BAML	2,311,000,000	20,825,278	21,065,390	240,112
Japanese Yen	1/4/2019	MSSB	5,968,000,000	53,753,013	54,399,933	646,920
New Zealand Dollar	1/4/2019	BAML	12,200,000	8,188,737	8,180,869	(7,868)
New Zealand Dollar	1/4/2019	MSSB	31,790,000	21,342,561	21,317,203	(25,358)
Swiss Franc	1/4/2019	BAML	53,340,000	54,080,361	54,113,642	33,281
Swiss Franc	1/4/2019	MSSB	840,000	851,685	852,183	498
Japanese Yen	1/7/2019	BAML	9,470,000,000	85,851,937	86,342,812	490,875
Japanese Yen	1/7/2019	MSSB	9,131,000,000	82,726,589	83,251,965	525,376
Australian Dollar	1/16/2019	BAML	504,730,000	362,115,902	355,431,841	(6,684,061)
Australian Dollar	1/16/2019	MSSB	23,460,000	16,553,376	16,520,577	(32,799)
Brazilian Real	1/16/2019	BAML	112,430,000	29,040,532	28,981,876	(58,656)
Brazilian Real	1/16/2019	MSSB	535,600,000	138,061,144	138,065,408	4,264
British Pound	1/16/2019	BAML	515,420,000	653,718,133	656,889,355	3,171,222
British Pound	1/16/2019	MSSB	13,130,000	16,530,631	16,733,843	203,212
Canadian Dollar	1/16/2019	BAML	293,740,000	219,362,820	215,144,579	(4,218,241)
Chilean Peso	1/16/2019	BAML	1,099,000,000	1,584,191	1,584,216	25
Euro	1/16/2019	BAML	224,610,000	256,321,800	257,060,872	739,072
Euro	1/16/2019	MSSB	40,830,000	46,716,384	46,728,976	12,592
Indian Rupee	1/16/2019	BAML	124,860,000	1,763,933	1,785,676	21,743

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Fair Value	(Depreciation)
To Buy (Continued):
Indian Rupee	1/16/2019	MSSB	3,849,510,000	$54,153,672	$55,053,466	$899,794
Israeli Shekel	1/16/2019	BAML	29,590,000	7,896,477	7,927,357	30,880
Japanese Yen	1/16/2019	BAML	71,510,000,000	640,151,764	652,473,045	12,321,281
Mexican Peso	1/16/2019	BAML	3,099,650,000	153,932,309	157,056,576	3,124,267
Mexican Peso	1/16/2019	MSSB	724,520,000	36,650,846	36,710,800	59,954
New Zealand Dollar	1/16/2019	BAML	341,680,000	232,158,718	229,171,026	(2,987,692)
New Zealand Dollar	1/16/2019	MSSB	48,350,000	32,685,750	32,429,229	(256,521)
Norwegian Krone	1/16/2019	BAML	282,560,000	32,704,945	32,652,025	(52,920)
Norwegian Krone	1/16/2019	MSSB	252,020,000	28,815,458	29,122,888	307,430
Polish Zloty	1/16/2019	BAML	161,380,000	42,873,491	42,967,978	94,487
Polish Zloty	1/16/2019	MSSB	20,190,000	5,356,643	5,375,657	19,014
Russian Ruble	1/16/2019	BAML	877,160,000	13,149,902	12,619,359	(530,543)
Russian Ruble	1/16/2019	MSSB	7,439,370,000	110,767,012	107,027,315	(3,739,697)
Singapore Dollar	1/16/2019	BAML	59,110,000	43,181,611	43,380,403	198,792
Singapore Dollar	1/16/2019	MSSB	7,650,000	5,598,651	5,614,280	15,629
South African Rand	1/16/2019	BAML	1,447,240,000	101,461,115	100,441,342	(1,019,773)
South African Rand	1/16/2019	MSSB	174,780,000	12,140,620	12,130,081	(10,539)
South Korean Won	1/16/2019	BAML	17,851,000,000	16,078,360	16,005,224	(73,136)
South Korean Won	1/16/2019	MSSB	46,631,000,000	41,613,293	41,809,403	196,110
Swedish Krona	1/16/2019	BAML	956,430,000	106,190,322	107,998,641	1,808,319
Swedish Krona	1/16/2019	MSSB	146,530,000	16,300,417	16,545,948	245,531
Swiss Franc	1/16/2019	BAML	242,200,000	244,885,273	246,001,815	1,116,542
Swiss Franc	1/16/2019	MSSB	24,680,000	25,073,911	25,067,402	(6,509)
Turkish Lira New	1/16/2019	BAML	446,240,000	81,909,964	83,229,991	1,320,027
Turkish Lira New	1/16/2019	MSSB	118,340,000	21,899,815.00	22,072,063	172,248
				$4,678,207,865	$4,687,105,135	$8,897,270

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Purchased	Fair Value	(Depreciation)
To Sell:
Australian Dollar	1/2/2019	BAML	(52,230,000)	$(36,807,947)	$(36,769,920)	$38,027
Australian Dollar	1/2/2019	MSSB	(50,000,000)	(35,241,201)	(35,200,000)	41,201
British Pound	1/2/2019	BAML	(33,820,000)	(42,842,799)	(43,073,157)	(230,358)
British Pound	1/2/2019	MSSB	(13,670,000)	(17,313,190)	(17,410,117)	(96,927)
Canadian Dollar	1/2/2019	BAML	(10,330,000)	(7,573,639)	(7,563,333)	10,306
Euro	1/2/2019	BAML	(24,130,000)	(27,626,775)	(27,584,220)	42,555
Euro	1/2/2019	MSSB	(21,030,000)	(24,089,936)	(24,040,454)	49,482
Israeli Shekel	1/2/2019	BAML	(14,670,000)	(3,912,557)	(3,925,871)	(13,314)
Mexican Peso	1/2/2019	MSSB	(575,170,000)	(29,213,500)	(29,205,712)	7,788
Norwegian Krone	1/2/2019	BAML	(74,370,000)	(8,493,020)	(8,588,603)	(95,583)
Norwegian Krone	1/2/2019	MSSB	(78,740,000)	(9,021,333)	(9,093,271)	(71,938)
Polish Zloty	1/2/2019	MSSB	(8,700,000)	(2,310,942)	(2,315,832)	(4,890)
Singapore Dollar	1/2/2019	MSSB	(4,180,000)	(3,058,461)	(3,066,764)	(8,303)
South African Rand	1/2/2019	BAML	(11,050,000)	(762,393)	(768,161)	(5,768)
South African Rand	1/2/2019	MSSB	(185,660,000)	(12,911,015)	(12,906,499)	4,516
Swedish Krona	1/2/2019	BAML	(120,500,000)	(13,338,017)	(13,591,473)	(253,456)
Swedish Krona	1/2/2019	MSSB	(3,320,000)	(367,814)	(374,471)	(6,657)
Turkish Lira New	1/2/2019	BAML	(53,320,000)	(10,083,419)	(10,022,746)	60,673
Australian Dollar	1/3/2019	BAML	(71,900,000)	(50,670,087)	(50,617,602)	52,485
British Pound	1/3/2019	BAML	(26,400,000)	(33,785,136)	(33,623,056)	162,080
Euro	1/3/2019	BAML	(4,940,000)	(5,651,102)	(5,647,163)	3,939
Euro	1/3/2019	MSSB	(9,210,000)	(10,540,777)	(10,528,416)	12,361
Mexican Peso	1/3/2019	BAML	(529,910,000)	(26,958,786)	(26,907,521)	51,265
New Zealand Dollar	1/3/2019	MSSB	(10,120,000)	(6,780,400)	(6,785,966)	(5,566)
Norwegian Krone	1/3/2019	BAML	(92,600,000)	(10,647,741)	(10,693,890)	(46,149)
Singapore Dollar	1/3/2019	BAML	(6,080,000)	(4,459,832)	(4,460,748)	(916)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Fair Value	(Depreciation)
To Sell (Continued):
South African Rand	1/3/2019	BAML	(55,530,000)	$(3,854,475)	$(3,860,272)	$(5,797)
South African Rand	1/3/2019	MSSB	(36,160,000)	(2,507,495)	(2,513,729)	(6,234)
Swedish Krona	1/3/2019	BAML	(223,110,000)	(24,930,247)	(25,165,100)	(234,853)
Swedish Krona	1/3/2019	MSSB	(92,480,000)	(10,312,796)	(10,431,036)	(118,240)
Swiss Franc	1/3/2019	MSSB	(24,680,000)	(25,043,125)	(25,035,504)	7,621
Japanese Yen	1/4/2019	BAML	(7,110,000,000)	(64,260,256)	(64,809,569)	(549,313)
Japanese Yen	1/4/2019	MSSB	(1,169,000,000)	(10,560,634)	(10,655,749)	(95,115)
New Zealand Dollar	1/4/2019	BAML	(43,990,000)	(29,484,738)	(29,498,066)	(13,328)
Swiss Franc	1/4/2019	BAML	(31,670,000)	(32,168,365)	(32,129,352)	39,013
Swiss Franc	1/4/2019	MSSB	(22,510,000)	(22,865,512)	(22,836,491)	29,021
Japanese Yen	1/7/2019	BAML	(13,095,000,000)	(118,862,271)	(119,393,767)	(531,496)
Japanese Yen	1/7/2019	MSSB	(5,506,000,000)	(49,831,534)	(50,201,000)	(369,466)
Australian Dollar	1/16/2019	BAML	(703,680,000)	(505,317,282)	(495,532,814)	9,784,468
Australian Dollar	1/16/2019	MSSB	(91,410,000)	(64,386,461)	(64,371,098)	15,363
Brazilian Real	1/16/2019	BAML	(70,470,000)	(18,195,470)	(18,165,552)	29,918
Brazilian Real	1/16/2019	MSSB	(652,510,000)	(166,552,108)	(168,202,129)	(1,650,021)
British Pound	1/16/2019	BAML	(584,770,000)	(739,731,954)	(745,274,121)	(5,542,167)
British Pound	1/16/2019	MSSB	(54,660,000)	(69,452,547)	(69,662,745)	(210,198)
Canadian Dollar	1/16/2019	BAML	(861,250,000)	(646,173,732)	(630,807,068)	15,366,664
Canadian Dollar	1/16/2019	MSSB	(110,290,000)	(80,948,760)	(80,779,927)	168,833
Chilean Peso	1/16/2019	BAML	(8,054,000,000)	(11,841,324)	(11,609,899)	231,425
Colombian Peso	1/16/2019	BAML	(4,907,000,000)	(1,556,128)	(1,510,213)	45,915
Euro	1/16/2019	BAML	(445,450,000)	(507,490,524)	(509,807,067)	(2,316,543)
Euro	1/16/2019	MSSB	(45,160,000)	(51,708,200)	(51,684,560)	23,640
Indian Rupee	1/16/2019	BAML	(91,990,000)	(1,283,816)	(1,315,588)	(31,772)
Indian Rupee	1/16/2019	MSSB	(2,448,240,000)	(34,316,160)	(35,013,317)	(697,157)
Israeli Shekel	1/16/2019	BAML	(129,440,000)	(34,712,261)	(34,677,824)	34,437
Japanese Yen	1/16/2019	BAML	(79,047,000,000)	(699,806,297)	(721,242,298)	(21,436,001)
Japanese Yen	1/16/2019	MSSB	(13,210,000,000)	(119,817,882)	(120,530,960)	(713,078)
Mexican Peso	1/16/2019	BAML	(3,791,930,000)	(185,691,294)	(192,133,802)	(6,442,508)
New Zealand Dollar	1/16/2019	BAML	(431,140,000)	(298,188,841)	(289,173,486)	9,015,355
Norwegian Krone	1/16/2019	BAML	(1,824,710,000)	(214,770,038)	(210,859,559)	3,910,479
Polish Zloty	1/16/2019	BAML	(262,420,000)	(69,706,493)	(69,870,225)	(163,732)
Russian Ruble	1/16/2019	BAML	(1,069,160,000)	(15,448,972)	(15,381,589)	67,383
Russian Ruble	1/16/2019	MSSB	(15,206,370,000)	(223,781,381)	(218,768,116)	5,013,265
Singapore Dollar	1/16/2019	BAML	(40,090,000)	(29,224,046)	(29,421,764)	(197,718)
South African Rand	1/16/2019	BAML	(787,050,000)	(54,385,148)	(54,622,839)	(237,691)
South Korean Won	1/16/2019	MSSB	(48,808,000,000)	(43,600,141)	(43,761,304)	(161,163)
Swedish Krona	1/16/2019	BAML	(1,386,390,000)	(153,802,609)	(156,549,081)	(2,746,472)
Swiss Franc	1/16/2019	BAML	(442,500,000)	(446,607,255)	(449,445,925)	(2,838,670)
Swiss Franc	1/16/2019	MSSB	(9,150,000)	(9,280,861)	(9,293,628)	(12,767)
Turkish Lira New	1/16/2019	BAML	(279,200,000)	(52,071,885)	(52,074,698)	(2,813)
				$(6,378,993,137)	$(6,382,837,797)	$(3,844,660)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	1/16/2019	BAML	14,130,000	(137,908,563)	16,171,454	(15,936,416)	$235,034
Euro	Norwegian Krone	1/16/2019	MSSB	85,560,000	(838,578,012)	97,921,392	(96,904,269)	1,017,138
Euro	Polish Zloty	1/16/2019	BAML	17,090,000	(73,542,442)	19,559,114	(19,580,927)	(21,822)
Euro	Polish Zloty	1/16/2019	MSSB	3,330,000	(14,329,729)	3,811,107	(3,815,340)	(4,233)
Euro	Swedish Krona	1/16/2019	BAML	171,510,000	(1,760,736,882)	196,289,169	(198,819,770)	(2,530,601)
Euro	Swedish Krona	1/16/2019	MSSB	10,430,000	(107,155,483)	11,936,889	(12,099,836)	(162,945)
Norwegian Krone	Euro	1/16/2019	BAML	444,298,538	(44,650,000)	51,342,182	(51,100,869)	241,307
Norwegian Krone	Euro	1/16/2019	MSSB	262,478,432	(26,460,000)	30,331,442	(30,282,850)	48,592
Polish Zloty	Euro	1/16/2019	BAML	156,022,915	(36,380,000)	41,541,635	(41,636,066)	(94,420)
Polish Zloty	Euro	1/16/2019	MSSB	22,107,750	(5,150,000)	5,886,265	(5,894,056)	(7,788)
Swedish Krona	Euro	1/16/2019	BAML	1,665,233,056	(162,000,000)	188,035,621	(185,405,172)	2,630,431
Swedish Krona	Euro	1/16/2019	MSSB	417,960,308	(40,720,000)	47,195,453	(46,603,075)	592,364
						$710,021,723	$(708,078,646)	$1,943,057

Total Unrealized Appreciation								$6,995,667

BAML - Bank of America Merrill Lynch

MSSB - Morgan Stanley Smith Barney

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 5.5%
14,338	iShares Short-Term Corporate Bond ETF +	$740,414
100	SPDR S&P 500 ETF Trust	24,992
9,890	Vanguard Short-Term Corporate Bond ETF +	770,827
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,572,464)	1,536,233

Principal		Coupon Rate	Maturity
	CORPORATE BONDS - 86.9%
	AEROSPACE/DEFENSE - 4.5%
$350,000	Raytheon Co.	4.400%	2/15/2020	355,270
352,000	Rockwell Collins, Inc.	1.950%	7/15/2019	349,454
100,000	United Technologies Corp.	4.500%	4/15/2020	101,382
450,000	United Technologies Corp.	1.900%	5/4/2020	441,746
				1,247,852
	AUTO MANUFACTURERS - 5.9%
250,000	American Honda Finance Corp.	2.000%	2/14/2020	247,126
200,000	Ford Motor Credit Co. LLC	2.943%	1/8/2019	200,001
75,000	Ford Motor Credit Co. LLC	1.897%	8/12/2019	74,273
550,000	Ford Motor Credit Co. LLC	2.681%	1/9/2020	541,022
321,000	General Motors Financial Co., Inc.	3.500%	7/10/2019	320,992
250,000	General Motors Financial Co., Inc.	2.350%	10/4/2019	247,868
				1,631,282
	BANKS - 17.1%
300,000	Bank of America Corp.	2.600%	1/15/2019	299,943
87,000	Bank of America Corp.	5.490%	3/15/2019	87,399
200,000	Bank of America Corp.	7.625%	6/1/2019	203,553
250,000	Citigroup, Inc.	2.050%	6/7/2019	248,972
153,000	Citigroup, Inc.	2.500%	7/29/2019	152,499
150,000	Citigroup, Inc.	2.400%	2/18/2020	148,679
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	198,776
250,000	Goldman Sachs Group, Inc.	6.000%	6/15/2020	258,887
325,000	HSBC USA, Inc.	2.350%	3/5/2020	321,774
150,000	HSBC USA, Inc.	2.750%	8/7/2020	148,402
400,000	JPMorgan Chase & Co.	2.200%	10/22/2019	396,692
500,000	KeyBank NA	2.250%	3/16/2020	494,850
400,000	Morgan Stanley	7.300%	5/13/2019	406,108
100,000	Morgan Stanley	5.625%	9/23/2019	101,498
500,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	510,646
400,000	State Street Corp.	2.550%	8/18/2020	396,867
375,000	Wells Fargo & Co.	2.600%	7/22/2020	371,449
				4,746,994
	BEVERAGES - 2.6%
458,000	Constellation Brands, Inc.	3.875%	11/15/2019	459,800
260,000	Molson Coors Brewing Co.	1.450%	7/15/2019	257,376
				717,176
	BIOTECHNOLOGY - 2.3%
243,000	Amgen, Inc.	2.200%	5/11/2020	240,015
400,000	Celgene Corp.	2.875%	8/15/2020	397,361
				637,376
	CHEMICALS - 3.1%
375,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	372,440
500,000	Sherwin-Williams Co.	2.250%	5/15/2020	492,509
				864,949
	COMMERCIAL SERVICES - 1.1%
300,000	The Western Union Co.	3.350%	5/22/2019	299,891

	COMPUTERS - 3.6%
400,000	Dell International LLC	3.480%	6/1/2019	398,858
250,000	International Business Machines Corp.	1.900%	1/27/2020	247,193
350,000	International Business Machines Corp.	1.625%	5/15/2020	343,156
				989,207
	COSMETICS/PERSONAL CARE - 1.7%
330,000	Estee Lauder Cos., Inc.	1.800%	2/7/2020	326,475
150,000	Unilever Capital Corp.	2.100%	7/30/2020	148,139
				474,614
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
400,000	Charles Schwab Corp.	4.450%	7/22/2020	408,899
500,000	International Lease Finance Corp.	5.875%	4/1/2019	502,070
				910,969

The accompanying notes are an integral part of these financial statements.

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Coupon Rate	Maturity	Value
	CORPORATE BONDS (Continued) - 86.9%
	ELECTRIC - 9.8%
$600,000	Consolidated Edison, Inc.	2.000%	3/15/2020	$592,200
400,000	Dominion Energy, Inc. ^	2.962%	7/1/2019	398,626
182,000	Dominion Energy, Inc.	1.600%	8/15/2019	180,001
250,000	Duke Energy Carolinas LLC	4.300%	6/15/2020	254,901
250,000	Edison International	2.125%	4/15/2020	243,437
250,000	Georgia Power Co.	2.000%	3/30/2020	245,994
150,000	NextEra Energy Capital Holdings, Inc.	2.300%	4/1/2019	149,665
200,000	Public Service Co. of Oklahoma	5.150%	12/1/2019	203,724
450,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	443,809
				2,712,357
	ELECTRONICS - 1.6%
450,000	Amphenol Corp.	2.200%	4/1/2020	443,475

	FOOD - 0.9%
100,000	Kroger Co.	1.500%	9/30/2019	98,631
160,000	Sysco Corp.	1.900%	4/1/2019	159,539
				258,170
	HEALTHCARE/PRODUCTS - 2.3%
425,000	Becton Dickinson and Co.	2.675%	12/15/2019	421,056
200,000	Life Technologies Corp.	6.000%	3/1/2020	205,656
				626,712
	HEALTHCARE/SERVICES - 8.1%
749,000	Anthem, Inc.	2.250%	8/15/2019	745,098
250,000	Anthem, Inc.	4.350%	8/15/2020	254,500
400,000	Cigna Corp.	5.125%	6/15/2020	410,378
325,000	Humana, Inc.	2.625%	10/1/2019	323,417
500,000	UnitedHealth Group, Inc.	2.700%	7/15/2020	498,324
				2,231,717
	HOUSEWARES - 0.4%
115,000	Newell Brands, Inc.	2.600%	3/29/2019	114,815

	INSURANCE - 2.4%
400,000	Protective Life Corp.	7.375%	10/15/2019	411,260
250,000	Prudential Financial, Inc.	5.375%	6/21/2020	257,706
				668,966
	MACHINERY-CONSTRUCTION & MINING - 0.9%
250,000	Caterpillar Financial Services Corp.	2.000%	3/5/2020	247,055

	MACHINERY-DIVERSIFIED - 1.8%
500,000	John Deere Capital Corp.	2.300%	9/16/2019	497,217

	MEDIA - 4.3%
300,000	Comcast Corp.	5.700%	7/1/2019	303,557
500,000	NBCUniversal Media LLC	5.150%	4/30/2020	513,409
175,000	Walt Disney Co.	1.950%	3/4/2020	173,336
200,000	Walt Disney Co.	1.800%	6/5/2020	197,109
				1,187,411
	MINING - 0.8%
220,000	Newmont Mining Corp.	5.125%	10/1/2019	222,951

	MISCELLANEOUS MANUFACTURING - 1.5%
200,000	General Electric Co.	6.000%	8/7/2019	202,184
200,000	General Electric Co.	5.550%	5/4/2020	203,493
				405,677
	PHARMACEUTICALS - 2.4%
260,000	Cardinal Health, Inc.	1.948%	6/14/2019	258,690
400,000	Express Scripts Holding Co.	2.250%	6/15/2019	398,342
				657,032
	REITS - 0.7%
200,000	Weyerhaeuser Co.	7.375%	10/1/2019	205,543

	RETAIL - 2.2%
200,000	McDonald’s Corp.	1.875%	5/29/2019	199,114
400,000	Target Corp.	3.875%	7/15/2020	406,095
				605,209
	TRANSPORTATION - 1.6%
200,000	Burlington Northern Santa Fe LLC	4.700%	10/1/2019	202,460
250,000	Norfolk Southern Corp.	5.900%	6/15/2019	252,695
				455,155

	TOTAL CORPORATE BONDS (Cost - $24,173,317)			24,059,772

The accompanying notes are an integral part of these financial statements.

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	TOTAL OPTIONS PURCHASED - 5.0% *
	CALL OPTIONS PURCHASED - 1.3% *
88	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $265.00	$2,332,000	$4,400
10	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $270.00	270,000	180
61	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $260.00	1,586,000	31,293
105	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $265.00	2,782,500	35,490
34	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $260.00	884,000	31,688
57	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $265.00	1,510,500	40,185
142	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $270.00	3,834,000	72,420
48	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $275.00	1,320,000	18,816
59	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $270.00	1,593,000	45,725
21	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $275.00	577,500	13,314
271	SPDR S&P 500 ETF Trust	Interactive Brokers	9/30/2019 - $292.00	7,913,200	70,867
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,488,556)				364,378

	PUT OPTIONS PURCHASED - 3.7% *
83	SPDR S&P 500 ETF Trust	Interactive Brokers	1/22/2019 - $230.00	1,909,000	7,387
196	SPDR S&P 500 ETF Trust	Interactive Brokers	1/22/2019 - $235.00	4,606,000	27,244
127	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $235.00	2,984,500	60,579
41	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $240.00	984,000	24,723
53	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $225.00	1,192,500	32,224
36	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $230.00	828,000	26,100
66	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $240.00	1,584,000	69,894
124	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $245.00	3,038,000	148,676
14	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $230.00	322,000	13,356
66	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $235.00	1,551,000	72,402
180	SPDR S&P 500 ETF Trust	Interactive Brokers	9/30/2019 - $258.00	4,644,000	359,550
91	SPDR S&P 500 ETF Trust	Interactive Brokers	9/30/2019 - $259.00	2,356,900	186,186
	TOTAL PUT OPTIONS PURCHASED (Cost - $906,787)				1,028,321

	TOTAL OPTIONS PURCHASED (Cost - $2,395,343)				1,392,699

Principal		Coupon Rate	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 8.8%
$250,000	United States Treasury Note +	0.750%	7/15/2019	247,617
1,000,000	United States Treasury Note	1.000%	11/30/2019	985,673
300,000	United States Treasury Note +	1.375%	3/31/2020	295,629
400,000	United States Treasury Note +	1.500%	4/15/2020	394,719
500,000	United States Treasury Note +	1.500%	5/31/2020	492,724
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $2,414,320)			2,416,362

	TOTAL INVESTMENTS - 106.2% (Cost - $30,555,444)			$29,405,066
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%			(1,712,762)
	NET ASSETS - 100.0%			$27,692,304

The accompanying notes are an integral part of these financial statements.

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	TOTAL OPTIONS WRITTEN - (10.2)% *
	CALL OPTIONS WRITTEN - (0.1)% *
76	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $300.00	$2,280,000	$76
198	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $305.00	6,039,000	396
80	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $300.00	2,400,000	720
86	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $305.00	2,623,000	602
40	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $300.00	1,200,000	2,640
51	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $305.00	1,555,500	2,244
112	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $310.00	3,472,000	3,696
78	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $315.00	2,457,000	1,560
49	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $310.00	1,519,000	4,508
31	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $315.00	976,500	2,046
228	SPDR S&P 500 ETF Trust	Interactive Brokers	9/30/2019 - $335.00	7,638,000	5,928
43	SPDR S&P 500 ETF Trust	Interactive Brokers	9/30/2019 - $340.00	1,462,000	731
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $201,070)				25,147

	PUT OPTIONS WRITTEN - (10.1)% *
210	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $265.00	5,565,000	325,920
58	SPDR S&P 500 ETF Trust	Interactive Brokers	1/18/2019 - $270.00	1,566,000	116,000
61	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $260.00	1,586,000	94,245
102	SPDR S&P 500 ETF Trust	Interactive Brokers	3/15/2019 - $265.00	2,703,000	189,108
34	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $260.00	884,000	63,886
55	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $265.00	1,457,500	118,745
139	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $270.00	3,753,000	350,975
51	SPDR S&P 500 ETF Trust	Interactive Brokers	6/21/2019 - $275.00	1,402,500	145,860
59	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $270.00	1,593,000	156,350
21	SPDR S&P 500 ETF Trust	Interactive Brokers	9/20/2019 - $275.00	577,500	62,475
271	SPDR S&P 500 ETF Trust	Interactive Brokers	9/30/2019 - $292.00	7,913,200	1,170,178
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,034,131)				2,793,742

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,235,201)				$2,818,889

ETF - Exchange Traded Fund

LLC - Limited Liability Company

+	All or a portion of this security is segregated as collateral for options written.

^	Step coupon.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2018

	Catalyst Hedged	Catalyst Hedged	Catalyst
	Commodity	Futures	Systematic Alpha
	Strategy Fund	Strategy Fund	Fund
	(Consolidated)		(Consolidated)
ASSETS:
Investments in Unaffiliated securities, at cost	$55,241,921	$213,147,476	$2,822,652
Investments in Affiliated securities, at cost	—	56,391,259	394,244
Total Securities at Cost	$55,241,921	$269,538,735	$3,216,896

Investments in Unaffiliated securities, at value	$66,732,846	$201,606,591	$2,771,244
Investments in Affiliated securities, at value	—	59,612,419	390,096
Total Securities at Value	$66,732,846	$261,219,010	$3,161,340
Cash	7,376,912	27,599,364	—
Dividends and interest receivable	154,073	516,466	3,741
Receivable for Fund shares sold	11,981	917,433	200
Receivable for securities sold	—	17,800,442	—
Due from Manager	—	—	4,937
Deposits with Broker	2,518	365,354,594	—
Prepaid expenses and other assets	22,713	268,217	11,349
Total Assets	74,301,043	673,675,526	3,181,567

LIABILITIES:
Options written, at value (premiums received $12,594,720, $54,930,875, $0)	22,037,045	26,112,500	—
Management fees payable	65,573	999,640	—
Accrued 12b-1 fees	21,054	150,883	1,005
Payable to related parties	15,010	54,703	6,214
Payable for Fund shares redeemed	3,743	4,610,912	159,362
Trustee fee payable	2,531	2,603	2,636
Futures unrealized depreciation	—	7,703,137	—
Payable for securities purchased	—	1,272,188	—
Unrealized depreciation - on swap contracts	—	—	315,727
Due to Broker	—	—	75,175
Compliance officer fees payable	485	1,149	33
Accrued expenses and other liabilities	28,006	172,917	11,719
Total Liabilities	22,173,447	41,080,632	571,871

Net Assets	$52,127,596	$632,594,894	$2,609,696

NET ASSETS CONSIST OF:
Paid in capital	$62,828,818	$1,639,595,602	$3,519,304
Accumulated loss	(10,701,222)	$(1,007,000,708)	(909,608)
Net Assets	$52,127,596	$632,594,894	$2,609,696

Class A
Net Assets	$12,664,207	$106,304,215	$133,162
Shares of beneficial interest outstanding (a)	1,149,603	13,363,676	16,971
Net asset value per share (Net assets/shares outstanding)	$11.02	$7.95	$7.85
Maximum offering price per share (b)	$11.69	$8.44	$8.33
Minimum redemption price per share (c)	$10.91	$7.87	$7.77

Class C
Net Assets	$8,337,364	$86,254,003	$277,906
Shares of beneficial interest outstanding (a)	767,001	11,314,740	36,591
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.87	$7.62	$7.59

Class I
Net Assets	$31,126,025	$440,036,676	$2,198,628
Shares of beneficial interest outstanding (a)	2,829,835	54,571,412	284,417
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$11.00	$8.06	$7.73

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2018

	Catalyst	Catalyst	Catalyst/Millburn	Catalyst
	Multi Strategy	Exceed Defined	Hedge Strategy	Exceed Defined
	Fund	Risk Fund	Fund	Shield Fund
	(Consolidated)		(Consolidated)
ASSETS:
Total Securities at Cost	$4,068,249	$15,121,779	$3,354,870,016	$30,555,444

Total Securities at Value	$4,068,249	$13,980,799	$3,294,144,832	$29,405,066
Receivable for Fund shares sold	43,460	13	17,135,615	12,947
Dividends and interest receivable	8,531	88,978	3,467,978	212,836
Futures unrealized appreciation	16,866	—	96,485,620	—
Cash	789,470	653,697	501,796,219	1,490,092
Due from Manager	697	—	—	296
Deposits with Broker	211,767	50,715	255,275,673	430,988
Unrealized appreciation on forward currency exchange contracts	—	—	78,168,200	—
Prepaid expenses and other assets	30,912	19,546	126,076	61,578
Total Assets	5,169,952	14,793,748	4,246,600,213	31,613,803

LIABILITIES:
Options written, at value (premiums received $0, $973,528, $0, $2,235,201)	—	627,645	—	2,818,889
Management fees payable	—	2,901	6,139,799	—
Futures unrealized depreciation	—	—	36,704,503	—
Payable for securities purchased	—	—	369,242	987,895
Payable for Fund shares redeemed	48,336	101,930	18,602,059	74,054
Unrealized depreciation on forward currency exchange contracts	—	—	71,172,533	—
Payable to related parties	5,718	7,003	183,533	8,379
Trustee fee payable	2,712	2,674	2,654	2,448
Compliance officer fees payable	—	604	1,229	—
Accrued 12b-1 fees	—	664	324,244	8,053
Accrued expenses and other liabilities	10,592	14,673	220,464	21,781
Total Liabilities	67,358	758,094	133,720,260	3,921,499

Net Assets	$5,102,594	$14,035,654	$4,112,879,953	$27,692,304

NET ASSETS CONSIST OF:
Paid in capital	$5,236,730	$15,265,851	$4,182,444,394	$30,247,576
Accumulated loss	(134,136)	(1,230,197)	(69,564,441)	(2,555,272)
Net Assets	$5,102,594	$14,035,654	$4,112,879,953	$27,692,304

Class A
Net Assets	$202,280	$2,325,823	$366,414,958	$14,605,049
Shares of beneficial interest outstanding (a)	13,921	243,986	12,249,050	1,670,154
Net asset value per share (Net assets/shares outstanding)	$14.53	$9.53	$29.91	$8.74
Maximum offering price per share (b)	$15.42	$10.11	$31.73	$9.27
Minimum redemption price per share (c)	$14.38	$9.43	$29.61	$8.65

Class C
Net Assets	$167,123	$1,338,137	$355,855,495	$1,290,069
Shares of beneficial interest outstanding (a)	11,782	146,528	12,079,055	149,045
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.19	$9.13	$29.46	$8.66

Class I
Net Assets	$4,733,191	$10,371,694	$3,390,609,500	$11,797,186
Shares of beneficial interest outstanding (a)	324,752	1,081,588	112,914,365	1,343,000
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.57	$9.59	$30.03	$8.78

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2018

	Catalyst Hedged	Catalyst Hedged	Catalyst
	Commodity	Futures Strategy	Systematic Alpha
	Strategy Fund	Fund	Fund
	(Consolidated)		(Consolidated)
Investment Income:
Dividend income	$—	$—	$51,419
Interest income	60,080	4,040,685	—
Interest income - affiliated securities	452,922	—	9,758
Total Investment Income	513,002	4,040,685	61,177

Operating Expenses:
Investment management fees	554,034	6,474,294	26,166
12b-1 Fees:
Class A	20,231	175,045	595
Class C	43,994	482,226	1,398
Networking fees	31,490	332,328	3,552
Administration fees	27,392	117,988	10,558
Registration fees	21,165	23,805	9,544
Management services fees	10,116	91,289	2,940
Printing expense	7,712	51,397	1,260
Audit fees	7,435	6,175	7,058
Transfer Agent fees	6,315	52,464	237
Legal fees	5,646	380,130	8,370
Custody fees	5,454	33,457	3,015
Trustees’ fees	5,294	5,293	5,294
Compliance officer fees	3,817	13,158	2,780
Insurance expense	1,467	17,655	46
Interest expense	—	287,785	—
Miscellaneous expense	1,061	1,008	1,436
Total Operating Expenses	752,623	8,545,497	84,249
Less: Expenses waived/reimbursed by Manager	(57,742)	—	(50,947)
Net Operating Expenses	694,881	8,545,497	33,302

Net Investment Income (Loss)	(181,879)	(4,504,812)	27,875

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(1,145,352)	—	(349,211)
Affiliated securities	294,781	1,233,447	(46,444)
Options purchased	(34,998,037)	(9,650,746)	—
Options written	27,912,792	39,293	—
Futures	(2,534,529)	4,516,574	—
Long Term Capital Gains from underlying investment companies	—	—	259
Net realized gain (loss)	(10,470,345)	(3,861,432)	(395,396)

Net change in unrealized appreciation (depreciation) on:
Investments	112,684	834,517	6,200
Affiliated securities	(283,420)	(863,111)	(4,178)
Options purchased	9,779,845	1,719,979	—
Options written	1,625,573	2,836,978	—
Futures	—	(7,703,137)	—
Swaps	—	—	(39,162)
Net change in unrealized appreciation (depreciation)	11,234,682	(3,174,774)	(37,140)

Net Realized and Unrealized Gain (Loss) on Investments	764,337	(7,036,206)	(432,536)

Net Increase (Decrease) in Net Assets Resulting From Operations	$582,458	$(11,541,018)	$(404,661)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2018

	Catalyst	Catalyst	Catalyst/Millburn	Catalyst
	Multi Strategy	Exceed Defined	Hedge Strategy	Exceed Defined
	Fund	Risk Fund	Fund	Shield Fund
	(Consolidated)		(Consolidated)
Investment Income:
Dividend Income	$—	$35,314	$24,452,547	$38,647
Interest Income	53,679	127,116	19,098,018	327,622
Total Investment Income	53,679	162,430	43,550,565	366,269

Operating Expenses:
Investment management fees	48,219	86,612	36,617,127	194,052
12b-1 Fees:
Class A	284	2,989	484,027	20,626
Class C	1,142	6,455	1,811,423	5,048
Registration fees	12,602	17,660	24,978	26,158
Administration fees	11,076	16,420	577,315	20,485
Legal fees	7,638	5,199	10,159	5,042
Audit fees	7,435	6,679	10,567	7,453
Trustees’ fees	5,337	5,294	5,294	5,294
Management services fees	3,182	4,183	518,548	6,246
Compliance officer fees	2,784	4,343	57,078	4,306
Custody fees	2,420	2,420	115,728	2,716
Networking fees	2,025	6,763	1,934,287	10,586
Printing expense	1,231	2,537	201,985	5,108
Transfer Agent fees	175	766	138,449	2,941
Insurance expense	126	202	76,759	4,611
Interest expense	—	2,324	—	5,134
Miscellaneous expense	1,008	1,070	13,446	1,049
Total Operating Expenses	106,684	171,916	42,597,170	326,855
Less: Expenses waived/reimbursed by Manager	(49,563)	(72,817)	(500,984)	(108,427)
Net Operating Expenses	57,121	99,099	42,096,186	218,428

Net Investment Income (Loss)	(3,442)	63,331	1,454,379	147,841

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	112,061	23,432,790	498,347
Options purchased	—	(77,799)	—	(600,784)
Options written	—	56,214	—	195,111
Futures	(26,827)	—	208,962,491	—
Foreign currency transactions	(646)	—	34,105,683	10
Net realized gain (loss)	(27,473)	90,476	266,500,964	92,684

Net change in unrealized appreciation (depreciation) on:
Investments	6	27,876	(286,266,219)	68,449
Options purchased	—	(1,230,030)	—	(1,053,480)
Options written	—	245,796	—	(1,292,803)
Futures	(152)	—	(29,400,842)	—
Foreign currency translations	(182)	—	6,239,773	—

Net change in unrealized depreciation	(328)	(956,358)	(309,427,288)	(2,277,834)

Net Realized and Unrealized Loss on Investments	(27,801)	(865,882)	(42,926,324)	(2,185,150)

Net Decrease in Net Assets Resulting From Operations	$(31,243)	$(802,551)	$(41,471,945)	$(2,037,309)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Hedged Commodity Strategy Fund		Catalyst Hedged Futures Strategy Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
	(Unaudited)		(Unaudited)

Operations:
Net investment loss	$(181,879)	$(1,113,406)	$(4,504,812)	$(18,050,990)
Net realized gain (loss) on investments	(10,470,345)	10,650,405	(3,861,432)	(119,321,422)
Net change in unrealized appreciation (depreciation) on investments	11,234,682	(9,791,792)	(3,174,774)	1,350,857
Net increase (decrease) in net assets resulting from operations	582,458	(254,793)	(11,541,018)	(136,021,555)

Distributions to Shareholders from:
Net investment income
Class A	—	(510,439)	—	—
Class C	—	(120,850)	—	—
Class I	—	(975,181)	—	—
Total Distributions *
Class A	(41,435)	—	—	—
Class C	—	—	—	—
Class I	(292,885)	—	—	—

Total distributions to shareholders	(334,320)	(1,606,470)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	519,482	5,408,621	11,685,363	54,864,927
Class C	1,193,845	4,075,297	2,429,605	8,488,744
Class I	5,100,496	29,823,635	77,908,606	276,667,852
Reinvestment of distributions
Class A	38,620	454,121	—	—
Class C	—	116,110	—	—
Class I	250,833	869,506	—	—
Cost of shares redeemed
Class A	(12,829,123)	(19,538,889)	(68,363,879)	(490,757,320)
Class C	(3,468,674)	(6,940,839)	(21,264,491)	(154,534,286)
Class I	(25,975,057)	(38,246,131)	(173,317,687)	(1,171,512,334)
Net decrease in net assets from share transactions of beneficial interest	(35,169,578)	(23,978,569)	(170,922,483)	(1,476,782,417)

Total Decrease in Net Assets	(34,921,440)	(25,839,832)	(182,463,501)	(1,612,803,972)

Net Assets:
Beginning of period	87,049,036	112,888,868	815,058,395	2,427,862,367
End of period**	$52,127,596	$87,049,036	$632,594,894	$815,058,395

Share Activity:
Class A
Shares Sold	49,271	488,998	1,457,600	6,690,997
Shares Reinvested	3,637	41,701	—	—
Shares Redeemed	(1,214,955)	(1,770,228)	(8,595,046)	(59,835,040)
Net increase (decrease) in shares of Beneficial interest	(1,162,047)	(1,239,529)	(7,137,446)	(53,144,043)

Class C
Shares Sold	114,167	370,815	315,434	1,067,750
Shares Reinvested	—	10,761	—	—
Shares Redeemed	(335,550)	(637,161)	(2,774,985)	(19,677,458)
Net increase (decrease) in shares of Beneficial interest	(221,383)	(255,585)	(2,459,551)	(18,609,708)

Class I
Shares Sold	479,304	2,679,984	9,628,283	33,487,075
Shares Reinvested	23,663	79,625	—	—
Shares Redeemed	(2,465,800)	(3,459,683)	(21,495,782)	(142,161,138)
Net increase (decrease) in shares of Beneficial interest	(1,962,833)	(700,074)	(11,867,499)	(108,674,063)

*	Distributions from net investment income and net realized capital gains are combined for the six month period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $(1,540,324) for Hedged Commodity Strategy and $(9,851,899) for Hedgd Futures Strategy as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund		Catalyst Multi Strategy Fund
	(Consolidated)		(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
	(Unaudited)		(Unaudited)

Operations:
Net investment income (loss)	$27,875	$7,924	$(3,442)	$(75,324)
Net realized gain (loss) on investments	(395,396)	(102,258)	(27,473)	(69,959)
Net change in unrealized appreciation (depreciation) on investments	(37,140)	(191,028)	(328)	103,061
Net decrease in net assets resulting from operations	(404,661)	(285,362)	(31,243)	(42,222)

Distributions to Shareholders from:
Total Distributions *
Class A	(40)	—	—	—
Class C	(1,157)	—	—	—
Class I	(32,595)	—	—	—

Total distributions to shareholders	(33,792)	—	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	68,311	2,671,832	—	157,620
Class C	69,356	372,009	935	264,634
Class I	325,945	1,847,366	1,118,988	714,277
Reinvestment of distributions
Class A	40	—	—	—
Class C	1,157	—	—	—
Class I	19,381	—	—	—
Cost of shares redeemed
Class A	(2,077,468)	(783,230)	(49,287)	(555,921)
Class C	(24,208)	(283,944)	(139,276)	(369,861)
Class I	(596,701)	(568,858)	(1,693,006)	(4,506,426)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,214,187)	3,255,175	(761,646)	(4,295,677)

Total Increase (Decrease) in Net Assets	(2,652,640)	2,969,813	(792,889)	(4,337,899)

Net Assets:
Beginning of period	5,262,336	2,292,523	5,895,483	10,233,382
End of period**	$2,609,696	$5,262,336	$5,102,594	$5,895,483

Share Activity:
Class A
Shares Sold	7,818	288,816	—	10,737
Shares Reinvested	5	—	—	—
Shares Redeemed	(232,369)	(85,435)	(3,376)	(37,598)
Net increase (decrease) in shares of Beneficial interest	(224,546)	203,381	(3,376)	(26,861)

Class C
Shares Sold	8,320	41,688	65	18,176
Shares Reinvested	153	—	—	—
Shares Redeemed	(2,711)	(31,338)	(9,762)	(25,523)
Net increase (decrease) in shares of Beneficial interest	5,762	10,350	(9,697)	(7,347)

Class I
Shares Sold	36,039	196,063	76,262	48,175
Shares Reinvested	2,527	—	—	—
Shares Redeemed	(72,670)	(62,744)	(115,815)	(303,308)
Net increase (decrease) in shares of Beneficial interest	(34,104)	133,319	(39,553)	(255,133)

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes distributions in excess of net investment income of $7,219 for Systematic Alpha and $(129,638) for Multi Strategy as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Exceed Defined Risk Fund		Catalyst/Millburn Hedge Strategy Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
	(Unaudited)		(Unaudited)

Operations:
Net investment income (loss)	$63,331	$55,008	$1,454,379	$(16,159,111)
Net realized gain (loss) on investments	90,476	372,451	266,500,964	(128,340,255)
Net change in unrealized appreciation (depreciation) on investments	(956,358)	135,025	(309,427,288)	332,749,972
Net decrease in net assets resulting from operations	(802,551)	562,484	(41,471,945)	188,250,606

Distributions to Shareholders from:
Net investment income
Class A	—	(355)	—	—
Class C	—	(661)	—	—
Class I	—	(16,246)	—	—
Net realized gains
Class A	—	—	—	(13,079,419)
Class C	—	—	—	(10,427,796)
Class I	—	—	—	(95,650,927)
Total Distributions *
Class A	(6,333)	—	(11,023,403)	—
Class C	(983)	—	(8,679,857)	—
Class I	(52,671)	—	(109,885,631)	—

Total distributions to shareholders	(59,987)	(17,262)	(129,588,891)	(119,158,142)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	487,801	2,128,770	68,016,703	277,630,396
Class C	413,506	1,050,264	47,663,389	194,370,404
Class I	3,815,431	8,914,750	799,871,675	2,366,843,910
Reinvestment of distributions
Class A	5,863	311	8,891,616	11,703,303
Class C	965	632	8,253,030	9,879,981
Class I	27,020	8,700	82,153,583	77,717,738
Cost of shares redeemed
Class A	(545,358)	(325,618)	(84,480,620)	(259,035,553)
Class C	(131,791)	(120,590)	(42,353,247)	(75,712,455)
Class I	(2,645,231)	(2,445,439)	(674,624,289)	(1,051,528,225)
Net increase in net assets from share transactions of beneficial interest	1,428,206	9,211,780	213,391,840	1,551,869,499

Total Increase in Net Assets	565,668	9,757,002	42,331,004	1,620,961,963

Net Assets:
Beginning of period	13,469,986	3,712,984	4,070,548,949	2,449,586,986
End of period**	$14,035,654	$13,469,986	$4,112,879,953	$4,070,548,949

Share Activity:
Class A
Shares Sold	48,920	51,092	2,172,230	8,865,539
Shares Reinvested	602	—	295,599	366,077
Shares Redeemed	(53,049)	(332,298)	(2,705,874)	(8,385,559)
Net increase (decrease) in shares of Beneficial interest	(3,527)	(281,206)	(238,045)	846,057

Class C
Shares Sold	42,931	18,010	1,552,820	6,279,429
Shares Reinvested	103	—	278,536	313,053
Shares Redeemed	(13,707)	(5,586)	(1,380,926)	(2,486,886)
Net increase in shares of Beneficial interest	29,327	12,424	450,430	4,105,596

Class I
Shares Sold	375,268	316,433	25,550,730	75,344,112
Shares Reinvested	2,757	—	2,721,218	2,421,868
Shares Redeemed	(261,523)	(19,706)	(21,632,262)	(34,373,738)
Net increase in shares of Beneficial interest	116,502	296,727	6,639,686	43,392,242

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income of $54,935 for Exceed Defined Risk and $(105,523,030) for Millburn Hedge Strategy as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Exceed Defined Shield Fund
	Six Months Ended	Period Ended	Year Ended
	December 31, 2018	June 30, 2018	November 30, 2017 (b)
	(Unaudited)

Operations:
Net investment income	$147,841	$138,109	$113,131
Net realized gain on investments	92,684	1,822,367	3,136,807
Net change in unrealized depreciation on investments	(2,277,834)	(1,297,719)	494,282
Net increase (decrease) in net assets resulting from operations	(2,037,309)	662,757	3,744,220

Distributions to Shareholders from:
Net investment income
Class A	—	(29,195)	(40,508)
Class C (a)	—	(523)	—
Class I	—	(60,216)	(56,099)
Net realized gains
Class A	—	(1,843,556)	(36,303)
Class C (a)	—	(22,718)	—
Class I	—	(1,769,892)	(36,990)
Total Distributions *
Class A	(1,323,247)	—	—
Class C (a)	(108,448)	—	—
Class I	(1,016,817)	—	—

Total distributions to shareholders	(2,448,512)	(3,726,100)	(169,900)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,181,322	4,245,846	6,711,991
Class C (a)	707,625	632,917	190,435
Class I	3,975,643	4,826,421	7,957,159
Reinvestment of distributions
Class A	1,182,934	1,659,472	75,128
Class C (a)	108,448	23,241	—
Class I	745,616	1,318,881	84,958
Cost of shares redeemed
Class A	(2,647,677)	(2,797,122)	(5,085,727)
Class C (a)	(75,391)	(60,707)	(1,038)
Class I	(4,948,029)	(4,811,546)	(7,042,181)
Net increase in net assets from share transactions of beneficial interest	1,230,491	5,037,403	2,890,725

Total Increase (Decrease) in Net Assets	(3,255,330)	1,974,060	6,465,045

Net Assets:
Beginning of period	30,947,634	28,973,574	22,508,529
End of period**	$27,692,304	$30,947,634	$28,973,574

Share Activity:
Class A
Shares Sold	216,196	415,093	623,544
Shares Reinvested	131,291	163,173	7,328
Shares Redeemed	(261,199)	(272,004)	(468,519)
Net increase in shares of Beneficial interest	86,288	306,262	162,353

Class C (a)
Shares Sold	70,052	61,725	16,808
Shares Reinvested	12,158	2,299	—
Shares Redeemed	(8,501)	(5,405)	(91)
Net increase in shares of Beneficial interest	73,709	58,619	16,717

Class I
Shares Sold	412,822	461,912	741,043
Shares Reinvested	82,389	129,175	8,257
Shares Redeemed	(489,870)	(462,636)	(640,283)
Net increase in shares of Beneficial interest	5,341	128,451	109,017

(a)	Class C commenced operations on September 5, 2017.

(b)	The Catalyst Exceed Defined Shield Fund changed its fiscal year end from November 30 to June 30.

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended November 30, 2017 and period ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes distributions in excess of net investment income of $118,890 as of June 30, 2018 and $70,715 as of November 30, 2017

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.75		$10.96	$10.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.13)	(0.17)	(0.14)
Net realized and unrealized gain on investments	0.34		0.08	0.35	1.04
Total from investment operations	0.31		(0.05)	0.18	0.90

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.16)	(0.11)	—
From net realized gains on investments	—		—	(0.01)	—
Total distributions	(0.04)		(0.16)	(0.12)	—

Net asset value, end of year/period	$11.02		$10.75	$10.96	$10.90

Total return (C)	2.86	% (D)	(0.48)%	1.73%	9.00	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,664		$24,855	$39,938	$9,107
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.43	% (E)	2.33%	2.24%	3.51	% (E)
Expenses, net waiver and reimbursement (F)	2.25	% (E)	2.24%	2.24%	2.24	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(0.81	)% (E)	(1.26)%	(1.62)%	(3.02	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.63	)% (E)	(1.17)%	(1.62)%	(1.81	)% (E)
Portfolio turnover rate	98	% (D)	0%	19%	194	% (D)

	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.61		$10.86	$10.84	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.07)		(0.21)	(0.25)	(0.20)
Net realized and unrealized gain on investments	0.33		0.07	0.36	1.04
Total from investment operations	0.26		(0.14)	0.11	0.84

LESS DISTRIBUTIONS:
From net investment income	—		(0.11)	(0.08)	—
From net realized gains on investments	—		—	(0.01)	—
Total distributions	—		(0.11)	(0.09)	—

Net asset value, end of year/period	$10.87		$10.61	$10.86	$10.84

Total return (C)	2.45	% (D)	(1.31)%	1.10%	8.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,337		$10,487	$13,504	$2,547
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.18	% (E)	3.08%	2.99%	4.26	% (E)
Expenses, net waiver and reimbursement (F)	3.00	% (E)	2.99%	2.99%	2.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(1.52	)% (E)	(2.00)%	(2.35)%	(3.79	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(1.34	)% (E)	(1.91)%	(2.35)%	(2.60	)% (E)
Portfolio turnover rate	98	% (D)	0%	19%	194	% (D)

(A)	The Catalyst Hedged Commodity Strategy Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.79		$11.00	$10.92	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)		(0.10)	(0.15)	(0.12)
Net realized and unrealized gain on investments	0.34		0.08	0.36	1.04
Total from investment operations	0.32		(0.02)	0.21	0.92

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.19)	(0.12)	—
From net realized gains on investments	—		—	(0.01)	—
Total distributions	(0.11)		(0.19)	(0.13)	—

Net asset value, end of year/period	$11.00		$10.79	$11.00	$10.92

Total return (C)	2.96	% (D)	(0.22)%	2.00%	9.20	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$31,126		$51,708	$60,447	$6,249
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.18	% (E)	2.08%	1.99%	3.26	% (E)
Expenses, net waiver and reimbursement (F)	2.00	% (E)	1.99%	1.99%	1.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(0.56	)% (E)	(0.99)%	(1.36)%	(2.92	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.38	)% (E)	(0.90)%	(1.36)%	(1.58	)% (E)
Portfolio turnover rate	98	% (D)	0%	19%	194	% (D)

(A)	The Catalyst Hedged Commodity Strategy Fund Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.07		$8.61	$11.41	$10.86	$10.77		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.05)		(0.11)	(0.16)	(0.20)	(0.23)		(0.19)
Net realized and unrealized gain (loss) on investments	(0.07)		(0.43)	(1.56)	0.89	0.42		0.96
Total from investment operations	(0.12)		(0.54)	(1.72)	0.69	0.19		0.77

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(1.08)	(0.14)	(0.10)		—
Total distributions	—		—	(1.08)	(0.14)	(0.10)		—

Net asset value, end of year/period	$7.95		$8.07	$8.61	$11.41	$10.86		$10.77

Total return (C)	(1.49	)% (D,E)	(6.27)%	(16.39)%	6.39%	1.83	% (D)	7.70	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$106,304		$165,433	$634,388	$1,096,675	$392,282		$82,458
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (F,G)	2.39	% (H)	2.26%	2.20%	2.17%	2.19%		2.29	% (H)
Ratio of net investment loss to average net assets (F,I)	(1.22	)% (H)	(1.28)%	(1.51)%	(1.80)%	(2.12)%		(2.25	)% (H)
Portfolio turnover rate	0	% (E)	0%	54%	177%	0%		0	% (E)

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$7.76		$8.35	$11.17	$10.71	$10.70		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.08)		(0.16)	(0.23)	(0.28)	(0.30)		(0.26)
Net realized and unrealized gain (loss) on investments	(0.06)		(0.43)	(1.51)	0.88	0.41		0.96
Total from investment operations	(0.14)		(0.59)	(1.74)	0.60	0.11		0.70

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(1.08)	(0.14)	(0.10)		—
Total distributions	—		—	(1.08)	(0.14)	(0.10)		—

Net asset value, end of year/period	$7.62		$7.76	$8.35	$11.17	$10.71		$10.70

Total return (C)	(1.80	)% (D,E)	(7.07)%	(17.02)%	5.63%	1.09	% (D)	7.00	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$86,254		$106,913	$270,360	$323,055	$103,602		$13,512
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (F,G)	3.14	% (H)	3.02%	2.95%	2.92%	2.94%		3.04	% (H)
Ratio of net investment loss to average net assets (F,I)	(1.96	)% (H)	(2.04)%	(2.25)%	(2.55)%	(2.87)%		(2.98	)% (H)
Portfolio turnover rate	0	% (E)	0%	54%	177%	0%		0	% (E)

(A)	The Catalyst Hedged Futures Strategy Fund Class A and Class C shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Ratio of expenses to average net assets (excluding interest expense) for December 31, 2018.

Class A	2.31% (H)	2.24%	2.16%
Class C	3.06% (H)	3.00%	2.91%

(H)	Annualized.

(I)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.17		$8.70	$11.48	$10.90	$10.78		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)		(0.09)	(0.13)	(0.17)	(0.20)		(0.17)
Net realized and unrealized gain (loss) on investments	(0.07)		(0.44)	(1.57)	0.89	0.42		0.95
Total from investment operations	(0.11)		(0.53)	(1.70)	0.72	0.22		0.78

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(1.08)	(0.14)	(0.10)		—
Total distributions	—		—	(1.08)	(0.14)	(0.10)		—

Net asset value, end of year/period	$8.06		$8.17	$8.70	$11.48	$10.90		$10.78

Total return (C)	(1.35	)% (D,E)	(6.09)%	(16.17)%	6.64%	2.11	% (D)	7.80	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$440,037		$542,712	$1,523,114	$1,898,708	$579,682		$62,485
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (F,H)	2.13	% (G)	2.02%	1.95%	1.92%	1.94%		2.04	% (G)
Ratio of net investment loss to average net assets (F,I)	(0.96	)% (G)	(1.03)%	(1.25)%	(1.54)%	(1.87)%		(1.96	)% (G)
Portfolio turnover rate	0	% (E)	0%	54%	177%	0%		0	% (E)

(A)	The Catalyst Hedged Futures Strategy Fund Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Ratio of expenses to average net assets (excluding dividend and interest expense) for December 31, 2018.

2.06	% (G)	2.00%	1.91%

(I)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017		June 30, 2016		June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.93		$9.45		$9.84		$9.65		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.02		0.07		0.04		0.15
Net realized and unrealized gain (loss) on investments	(1.15)		(0.54)		(0.45	) (C)	0.25		(0.45)
Total from investment operations	(1.08)		(0.52)		(0.38)		0.29		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (D)	—		(0.01)		(0.07)		(0.05)
From net realized gains on investments	—		—		—		(0.03)		(0.00	) (D)
Total distributions	(0.00)		—		(0.01)		(0.10)		(0.05)

Net asset value, end of year/period	$7.85		$8.93		$9.45		$9.84		$9.65

Total return (E)	(12.08	)% (F,G)	(5.50	)% (F)	(3.87	)% (F)	2.93	% (F)	(2.92	)% (G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$133		$2,157		$360		$573		$200
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (J)	4.78	% (K)	4.24%		3.96%		4.77%		8.50	% (K)
Expenses, net waiver and reimbursement (J)	2.02	% (K)	1.86%		0.60%		0.68%		2.07	% (K)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (J,L)	(1.09	)% (K)	(2.12)%		(2.67)%		(3.13)%		(4.76	)% (K)
Net investment income, net waiver and reimbursement (J,L)	1.66	% (K)	0.25%		0.69%		0.45%		1.66	% (K)
Portfolio turnover rate	0	% (G)	116%		17%		137%		366	% (G)

	Class C
	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017		June 30, 2016		June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.72		$9.30		$9.75		$9.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.03		(0.06)		0.06		(0.03)		0.01
Net realized and unrealized gain (loss) on investments	(1.13)		(0.52)		(0.51	) (C)	0.23	(C)	(0.37)
Total from investment operations	(1.10)		(0.58)		(0.45)		0.20		(0.36)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		—		—		(0.06)		—
From net realized gains on investments	—		—		—		(0.03)		(0.00	) (D)
Total distributions	(0.03)		—		—		(0.09)		(0.00)

Net asset value, end of year/period	$7.59		$8.72		$9.30		$9.75		$9.64

Total return (E)	(12.57	)% (F,G)	(6.24	)% (F)	(4.62	)% (F)	2.04	% (F)	(3.56	)% (G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$278		$269		$190		$337		$9
Ratios to average net assets(including dividend and interest expense) (I)
Expenses, before waiver and reimbursement (J)	5.69	% (K)	4.82%		4.71%		5.52%		9.25	% (K)
Expenses, net waiver and reimbursement (J)	2.77	% (K)	2.31%		1.35%		1.38%		2.82	% (K)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (J,L)	(2.18	)% (K)	(3.21)%		(2.72)%		(5.42)%		(6.29	)% (K)
Net investment income (loss), net waiver and reimbursement (J,L)	0.74	% (K)	(0.70)%		0.65%		(0.27)%		0.13	% (K)
Portfolio turnover rate	0	% (G)	116%		17%		137%		366	% (G)

(A)	The Catalyst Systematic Alpha Fund Class A and Class C shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the periods ended June 30, 2017 and June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Represents less than $0.01 per share.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	4.78	% (K)	4.24%	3.96%	4.76%	8.47	% (K)
Expenses, net waiver and reimbursement	2.02	% (K)	1.86%	0.60%	0.67%	1.99	% (K)

(I)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	5.69	% (K)	4.82%	4.71%	5.51%	9.22	% (K)
Expenses, net waiver and reimbursement	2.77	% (K)	2.31%	1.35%	1.37%	2.74	% (K)

(J)	Does not include expenses of the underlying investment companies in which the Fund invests.

(K)	Annualized.

(L)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017		June 30, 2016		June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.91		$9.40		$9.84		$9.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.03		0.11		0.06		0.25
Net realized and unrealized gain (loss) on investments	(1.14)		(0.52)		(0.46	) (C)	0.24	(C)	(0.55)
Total from investment operations	(1.07)		(0.49)		(0.35)		0.30		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		—		(0.09)		(0.07)		(0.06)
From net realized gains on investments	—		—		—		(0.03)		(0.00	) (D)
Total distributions	(0.11)		—		(0.09)		(0.10)		(0.06)

Net asset value, end of year/period	$7.73		$8.91		$9.40		$9.84		$9.64

Total return (E)	(12.05	)% (F,G)	(5.21	)% (F)	(3.61	)% (F)	3.11	% (F)	(2.98	)% (G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,199		$2,837		$1,742		$526		$66
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (I)	4.67	% (J)	3.81%		3.14%		4.52%		8.25	% (J)
Expenses, net waiver and reimbursement (I)	1.77	% (J)	1.36%		0.35%		0.46%		1.82	% (J)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I,K)	(1.25	)% (J)	(2.17)%		(1.66)%		(4.50)%		(3.98	)% (J)
Net investment income, net waiver and reimbursement (I,K)	1.65	% (J)	0.29%		1.13%		1.12%		2.45	% (J)
Portfolio turnover rate	0	% (G)	116%		17%		137%		366	% (G)

(A)	The Catalyst Systematic Alpha Fund Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the periods ended June 30, 2017 and June 30, 2016, primarily due to timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Represents less than $0.01 per share.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	4.67	% (J)	3.81%	3.14%	4.51%	8.22	% (J)
Expenses, net waiver and reimbursement	1.77	% (J)	1.36%	0.35%	0.45%	1.74	% (J)

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Annualized.

(K)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$14.62		$14.79		$15.51	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)		(0.17)		(0.27)	(0.27)
Net realized and unrealized gain (loss) on investments	(0.07)		0.00	(F,I)	(0.43)	0.23	(F)
Total from investment operations	(0.09)		(0.17)		(0.70)	(0.04)

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.02)	—
Total distributions	—		—		(0.02)	—

Net asset value, end of year/period	$14.53		$14.62		$14.79	$15.51

Total return (C)	(0.62	)% (D)	(1.15)%		(4.51)%	(0.26	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$202		$253		$653	$1,856
Ratios to average net assets (G)
Expenses, before waiver and reimbursement (J)	4.03	% (E)	3.22%		2.82%	3.15	% (E)
Expenses, net waiver and reimbursement (J)	2.25	% (E)	2.24%		2.26%	2.24	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (J,K)	(2.12	)% (E)	(2.13)%		(2.34)%	(2.52	)% (E)
Net investment loss net waiver and reimbursement (J,K)	(0.34	)% (E)	(1.15)%		(1.78)%	(1.94	)% (E)
Portfolio turnover rate	0	% (D)	0%		0%	0	% (D)

	Class C
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$14.33		$14.61		$15.40	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.08)		(0.27)		(0.37)	(0.36)
Net realized and unrealized gain (loss) on investments	(0.06)		(0.01	) (F)	(0.42)	0.21	(F)
Total from investment operations	(0.14)		(0.28)		(0.79)	(0.15)

Net asset value, end of year/period	$14.19		$14.33		$14.61	$15.40

Total return (C)	(0.98	)% (D)	(1.92)%		(5.13)%	(0.96	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$167		$308		$421	$577
Ratios to average net assets (H)
Expenses, before waiver and reimbursement	4.78	% (E)	4.06%		3.59%	3.90	% (E)
Expenses, net waiver and reimbursement	3.00	% (E)	2.99%		3.01%	2.99	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (J,K)	(2.86	)% (E)	(2.94)%		(3.10)%	(3.68	)% (E)
Net investment loss net waiver and reimbursement (J,K)	(1.08	)% (E)	(1.86)%		(2.52)%	(2.70	)% (E)
Portfolio turnover rate	0	% (D)	0%		0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class A and Class C shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	4.03	% (E)	3.22%	2.80%	3.15	% (E)
Expenses, net waiver and reimbursement	2.25	% (E)	2.24%	2.24%	2.24	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	4.78	% (E)	4.06%	3.57%	3.90	% (E)
Expenses, net waiver and reimbursement	3.00	% (E)	2.99%	2.99%	2.99	% (E)

(I)	Amount is less than $0.005.

(J)	Does not include expenses of the underlying investment companies in which the Fund invests.

(K)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$14.64		$14.79		$15.55	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.01)		(0.13)		(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.06	) (F)	(0.02	) (F)	(0.43)	0.23	(F)
Total from investment operations	(0.07)		(0.15)		(0.66)	0.00

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.10)	—
Total distributions	—		—		(0.10)	—

Net asset value, end of year/period	$14.57		$14.64		$14.79	$15.55

Total return (C)	(0.48	)% (D)	(1.01)%		(4.21)%	0	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,733		$5,335		$9,159	$11,905
Ratios to average net assets (G)
Expenses, before waiver and reimbursement (H)	3.78	% (E)	2.99%		2.58%	2.90	% (E)
Expenses, net waiver and reimbursement (H)	2.00	% (E)	1.99%		2.01%	1.99	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(1.85	)% (E)	(1.89)%		(2.09)%	(2.78	)% (E)
Net investment loss net waiver and reimbursement (H,I)	(0.07	)% (E)	(0.89)%		(1.52)%	(1.72	)% (E)
Portfolio turnover rate	0	% (D)	0%		0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class I shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.78	% (E)	2.99%	2.56%	2.90	% (E)
Expenses, net waiver and reimbursement	2.00	% (E)	1.99%	1.99%	1.99	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Risk Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.11		$9.55		$8.40	$11.94	$10.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.04		0.04		0.17	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.59)		0.52		0.98	(1.90)	1.55	0.65
Total from investment operations	(0.55)		0.56		1.15	(1.94)	1.52	0.64

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.00	) (H)	—	—	—	—
From net realized gains on investments	—		—		—	(1.60)	(0.22)	—
Total distributions	(0.03)		(0.00)		—	(1.60)	(0.22)	—

Net asset value, end of year/period	$9.53		$10.11		$9.55	$8.40	$11.94	$10.64

Total return (C)	(5.46	)% (D)	5.88%		13.69%	(17.03)%	14.34%	6.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,326		$2,503		$599	$2,888	$6,426	$5,879
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (I)	2.60	% (E)	2.69%		4.87%	2.86%	2.42%	4.62	% (E)
Expenses, net waiver and reimbursement (I)	1.55	% (E)	1.51%		1.53%	1.51%	1.50%	1.50	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I)(J)	(0.24	)% (E)	(0.80)%		(1.42)%	(1.77)%	(1.14)%	(3.35	)% (E)
Net investment income (loss), net waiver and reimbursement (I)(J)	0.81	% (E)	0.38%		1.92%	(0.40)%	(0.23)%	(0.23	)% (E)
Portfolio turnover rate	49	% (D)	177%		292%	153%	216%	38	% (D)

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.71		$9.24		$8.21	$11.80	$10.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	—		(0.03)		(0.05)	(0.12)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.57)		0.51		1.08	(1.87)	1.58	0.64
Total from investment operations	(0.57)		0.48		1.03	(1.99)	1.43	0.59

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.01)		—	—	—	—
From net realized gains on investments	—		—		—	(1.60)	(0.22)	—
Total distributions	(0.01)		(0.01)		—	(1.60)	(0.22)	—

Net asset value, end of year/period	$9.13		$9.71		$9.24	$8.21	$11.80	$10.59

Total return (C)	(5.90	)% (D)	5.20%		12.55%	(17.70)%	13.55%	5.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,338		$1,138		$179	$57	$214	$9
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (I)	3.35	% (E)	3.47%		8.94%	3.61%	3.17%	5.37	% (E)
Expenses, net waiver and reimbursement (I)	2.30	% (E)	2.26%		2.31%	2.24%	2.25%	2.25	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I)(J)	(1.01	)% (E)	(1.56)%		(7.23)%	(2.53)%	(2.15)%	(4.10	)% (E)
Net investment income (loss), net waiver and reimbursement (I)(J)	0.04	% (E)	(0.35)%		(0.60)%	(1.21)%	(1.24)%	(0.98	)% (E)
Portfolio turnover rate	49	% (D)	177%		292%	153%	216%	38	% (D)

(A)	The Catalyst Exceed Defined Risk Fund Class A and Class C shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.56%	2.68%	4.84%	2.85%	2.42%	4.62	% (E)
Expenses, net waiver and reimbursement	1.51%	1.50%	1.50%	1.50%	1.50%	1.50	% (E)

(G)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.31%	3.46%	8.88%	3.60%	3.17%	5.37	% (E)
Expenses, net waiver and reimbursement	2.26%	2.25%	2.25%	2.25%	2.25%	2.25	% (E)

(H)	Represents an amount less than $0.01 per share.

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Risk Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.18		$9.61	$8.44	$11.97	$10.63	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.05		0.06	—	(0.05)	0.04	(0.00	) (F)
Net realized and unrealized gain (loss) on investments	(0.59)		0.53	1.17	(1.88)	1.52	(0.04	) (G)
Total from investment operations	(0.54)		0.59	1.17	(1.93)	1.56	(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.02)	—	—	—	—
From net realized gains on investments	—		—	—	(1.60)	(0.22)	—
Total distributions	(0.05)		(0.02)	—	(1.60)	(0.22)	—

Net asset value, end of year/period	$9.59		$10.18	$9.61	$8.44	$11.97	$10.63

Total return (C)	(5.32	)% (D)	6.12%	13.86%	(16.90)%	14.73%	(0.37	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,372		$9,829	$2,935	$74	$1,023	$53
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (I)	2.35	% (E)	2.43%	9.23%	2.61%	2.17%	2.96	% (E)
Expenses, net waiver and reimbursement (I)	1.30	% (E)	1.26%	1.32%	1.26%	1.25%	1.25	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I)(J)	(0.01	)% (E)	(0.55)%	(7.93)%	(1.54)%	(0.55)%	(2.28	)% (E)
Net investment Income (loss), net waiver and reimbursement (I)(J)	1.04	% (E)	0.62%	(0.02)%	(0.43)%	0.37%	(0.57	)% (E)
Portfolio turnover rate	49	% (D)	177%	292%	153%	216%	38	% (D)

(A)	The Catalyst Exceed Defined Risk Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

(H)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.31%	2.42%	9.16%	2.60%	2.17%	2.96	% (E)
Expenses, net waiver and reimbursement	1.26%	1.25%	1.25%	1.25%	1.25%	1.25	% (E)

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$31.14		$29.82		$28.51		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.01)		(0.29)		(0.25)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.30)		2.67		2.08		3.56
Total from investment operations	(0.31)		2.38		1.83		3.51

LESS DISTRIBUTIONS:
From net investment income	(0.45)		—		(0.35)		—
From net realized gains on investments	(0.47)		(1.06)		(0.17)		—
Total distributions	(0.92)		(1.06)		(0.52)		—

Net asset value, end of year/period	$29.91		$31.14		$29.82		$28.51

Total return (C)	(1.01	)% (E)	7.88	% (D)	6.49	% (D)	14.04	% (D, E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$366,415		$388,806		$347,156		$36,915
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.18	% (G)	2.15%		2.14%		2.25	% (G)
Expenses, net waiver and reimbursement (F)	2.14	% (G)	2.14%		2.13%		2.24	% (G)
Net investment loss, before waiver and reimbursement (F,H)	(0.11	)% (G)	(0.94)%		(0.85)%		(0.38	)% (G)
Net investment loss, net waiver and reimbursement (F,H)	(0.08	)% (G)	(0.94)%		(0.85)%		(0.35	)% (G)
Portfolio turnover rate	22	% (E)	12%		4%		1	% (E)

	Class C
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$30.61		$29.56		$28.40		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.13)		(0.42)		(0.47)		(0.16)
Net realized and unrealized gain (loss) on investments	(0.28)		2.53		2.07		3.56
Total from investment operations	(0.41)		2.11		1.60		3.40

LESS DISTRIBUTIONS:
From net investment income	(0.27)		—		(0.27)		—
From net realized gains on investments	(0.47)		(1.06)		(0.17)		—
Total distributions	(0.74)		(1.06)		(0.44)		—

Net asset value, end of year/period	$29.46		$30.61		$29.56		$28.40

Total return (C)	(1.36	)% (E)	7.02	% (D)	5.70	% (D)	13.60	% (D, E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$355,855		$355,968		$222,344		$27,332
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.93	% (G)	2.90%		2.89%		3.00	% (G)
Expenses, net waiver and reimbursement (F)	2.89	% (G)	2.89%		2.88%		2.99	% (G)
Net investment loss, before waiver and reimbursement (F,H)	(0.85	)% (G)	(1.37)%		(1.59)%		(1.24	)% (G)
Net investment loss, net waiver and reimbursement (F,H)	(0.82	)% (G)	(1.36)%		(1.58)%		(1.22	)% (G)
Portfolio turnover rate	22	% (E)	12%		4%		1	% (E)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class A and Class C shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$31.29		$29.90		$28.54		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.03		(0.09)		(0.18)		(0.07)
Net realized and unrealized gain on investments	(0.29)		2.54		2.09		3.61
Total from investment operations	(0.26)		2.45		1.91		3.54

LESS DISTRIBUTIONS:
From net investment income	(0.53)		—		(0.38)		—
From net realized gains on investments	(0.47)		(1.06)		(0.17)		—
Total distributions	(1.00)		(1.06)		(0.55)		—

Net asset value, end of year/period	$30.03		$31.29		$29.90		$28.54

Total return (C)	(0.85	)% (E)	8.10	% (D)	6.76	% (D)	14.16	% (D, E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,390,610		$3,325,775		$1,880,087		$216,921
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.93	% (G)	1.90%		1.89%		2.00	% (G)
Expenses, net waiver and reimbursement (F)	1.89	% (G)	1.89%		1.88%		1.99	% (G)
Net investment loss, before waiver and reimbursement (F,H)	0.16	% (G)	(0.31)%		(0.59)%		(0.52	)% (G)
Net investment loss, net waiver and reimbursement (F,H)	0.18	% (G)	(0.29)%		(0.58)%		(0.51	)% (G)
Portfolio turnover rate	22	% (E)	12%		4%		1	% (E)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class I shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the
	Six Months Ended		Period Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		November 30, 2017		November 30, 2016		November 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.30		$11.54		$10.14		$9.95		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	0.05		0.04		0.03		0.01		(0.02)
Net realized and unrealized gain (loss) on investments	(0.75)		0.19		1.44		0.18		(0.03	) (D)
Total from investment operations	(0.70)		0.23		1.47		0.19		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.02)		(0.04)		—		—
From net realized gains on investments	(0.77)		(1.45)		(0.03)		(0.01)		—
Total distributions	(0.86)		(1.47)		(0.07)		(0.01)		—

Paid-in-Capital From Redemption Fees (C)	—		—		—		0.01		(0.00	) (E)

Net asset value, end of year/period	$8.74		$10.30		$11.54		$10.14		$9.95

	(6.92	)% (H)	2.15	% (H)	14.57	% (G)	2.03	% (G)	(0.50	)% (H)(G)
Total return (F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$14,605		$16,320		$14,746		$11,307		$2,712
Ratios to average net assets (including dividend and interest expense) (I)
Expenses, before waiver and reimbursement	2.22	% (J)	2.14	% (J)	2.93%		3.04%		10.32	% (J)
Expenses, net waiver and reimbursement	1.52	% (J)	1.45	% (J)	1.45%		1.45%		1.48	% (J)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.17	% (J)	(0.01	)% (J)	(1.19)%		(1.45)%		(9.14	)% (J)
Net investment income (loss), net waiver and reimbursement	0.87	% (J)	0.69	% (J)	0.29%		0.14%		(0.30	)% (J)
Portfolio turnover rate	52	% (H)	163	% (H)	160%		89%		41	% (H)

	Class C
	For the		For the		For the
	Six Months Ended		Period Ended		Period Ended
	December 31, 2018		June 30, 2018		November 30, 2017 (B)
	(Unaudited)
Net asset value, beginning of period	$10.21		$11.50		$10.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	—		—		(0.02)
Net realized and unrealized gain (loss) on investments	(0.73)		0.19		0.60
Total from investment operations	(0.73)		0.19		0.58

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.03)		—
From net realized gains on investments	(0.77)		(1.45)		—
Total distributions	(0.82)		(1.48)		—

Net asset value, end of year/period	$8.66		$10.21		$11.50

Total return (F,H)	(7.23)%		1.77%		5.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,290		$769		$192
Ratios to average net assets (including dividend and interest expense) (I)
Expenses, before waiver and reimbursement	2.97	% (J)	2.97	% (J)	2.64	% (J)
Expenses, net waiver and reimbursement	2.27	% (J)	2.20	% (J)	2.20	% (J)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(0.69	)% (J)	(0.75	)% (J)	(1.07	)% (J)
Net investment income (loss), net waiver and reimbursement	0.01	% (J)	0.02	% (J)	(0.63	)% (J)
Portfolio turnover rate	52	% (H)	163	% (H)	160	% (H)

(A)	The Catalyst Exceed Defined Shield Fund Class A shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations.

(B)	The Catalyst Exceed Defined Shield Fund Class C shares commenced operations on September 5, 2017.

(C)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(E)	Represents an amount less than $0.01 per share.

(F)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(G)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(H)	Not annualized.

(I)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.16	% (J)	2.14%	2.93%	1.45%	1.48	% (J)
Expenses, net waiver and reimbursement	1.46	% (J)	1.45%	1.45%	1.45%	1.45	% (J)

Ratios to average net assets

Expenses, before waiver and reimbursement	2.91	% (J)	2.97	% (J)	2.64	% (J)
Expenses, net waiver and reimbursement	2.21	% (J)	2.20	% (J)	2.20	% (J)

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period/Year

	Class I
	For the		For the		For the		For the		For the
	Six Months Ended		Period Ended		Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018		November 30, 2017		November 30, 2016		November 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of period/year	$10.36		$11.61		$10.18		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.06		0.06		0.06		0.04		(0.00	) (C)
Net realized and unrealized gain (loss) on investments	(0.75)		0.19		1.45		0.17		(0.03	) (D)
Total from investment operations	(0.69)		0.25		1.51		0.21		(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.05)		(0.05)		—		—
From net realized gains on investments	(0.77)		(1.45)		(0.03)		(0.01)		—
Total distributions	(0.89)		(1.50)		(0.08)		(0.01)		—

Paid-in-Capital From Redemption Fees (B)	—		—		—		0.01		0.00	(C)

Net asset value, end of period/year	$8.78		$10.36		$11.61		$10.18		$9.97

Total return (E)	(6.83	)% (G)	2.30	% (G)	14.95	% (F)	2.23	% (F)	(0.30	)% (F,G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (in 000’s)	$11,797		$13,858		$14,036		$11,202		$6,114
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement	1.97	% (I)	1.87	% (I)	2.68%		3.01%		8.59	% (I)
Expenses, net waiver and reimbursement	1.27	% (I)	1.20	% (I)	1.20%		1.20%		1.20	% (I)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.42	% (I)	0.25	% (I)	(0.95)%		(1.43)%		(7.42	)% (I)
Net investment Income (loss), net waiver and reimbursement	1.12	% (I)	0.93	% (I)	0.53%		0.38%		(0.03	)% (I)
Portfolio turnover rate	52	% (G)	163	% (G)	160%		89%		41	% (G)

(A)	The Catalyst Exceed Defined Shield Fund Class I shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(C)	Represents an amount less than $0.01 per share.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(G)	Not annualized.

(H)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	1.91	% (I)	1.87	% (I)	2.68%	3.01%	8.62	% (I)
Expenses, net waiver and reimbursement	1.21	% (I)	1.20	% (I)	1.20%	1.20%	1.20	% (I)

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018	SEMI- ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following nine series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Hedged Commodity Strategy (“Hedged Commodity”)		Capital appreciation uncorrelated to global equity or commodity markets
Catalyst Hedged Futures Strategy (“Hedged Futures”)		Capital appreciation and capital preservation in all market conditions with low volatility and low correlation to the U.S. equity market
Catalyst Systematic Alpha (“Systematic Alpha”)		Long term capital appreciation with low correlation to U.S. equity market
Catalyst Multi Strategy (“Multi Strategy”)		Long-term capital appreciation.
Catalyst Exceed Defined Risk (“Exceed Defined Risk”)	Exceed Advisory LLC	Capital appreciation .
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy”)	Millburn Ridgefield Corp.	Long-term capital appreciation.
Catalyst Exceed Defined Shield (“Exceed Defined Shield”)	Exceed Advisory LLC	Capital appreciation.

Hedged Commodity, Multi Strategy, Millburn Hedged Strategy and Exceed Defined Shield are non-diversified. Hedged Futures, Systematic Alpha and Exceed Defined Risk are diversified.

Currently, all Funds offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – Hedged Commodity and the Hedged Futures invest a portion of their assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (“ASC”) 820, Hedged Commodity and Hedged Futures have elected to apply the practical expedient to value their investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian Fund based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund.

As a limited partner in the Prime Meridian Fund the Funds are limited in the amounts that can be redeemed. Redemptions are monthly and instructions for redemptions must be made 30 days in advance of the month end in which the Funds would like to redeem. Hedged Commodity and Hedged Futures have elected to receive their pro rata shares of principal and interest payments that are subsequently received by the Partnership to the Notes it holds. As of December 31, 2018, Hedged Commodity sold out of its position in the Prime Meridian Fund.

As of December 31, 2018, the investments of Hedged Commodity and Hedged Futures in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and also Prosper, Share States and Sofi, and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimated fair value of the holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. Hedged Commodity and Hedged Futures have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018, for each Fund’s assets and liabilities measured at fair value:

Hedged Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$2,979,370	$—	$—	$2,979,370
Put Options Purchased	21,890,210	—	—	21,890,210
US Government Securities	—	41,863,266	—	41,863,266
Total Assets	$24,869,580	$41,863,266	$—	$66,732,846
Liabilities (a)
Call Options Written	$(1,724,965)	$—	$—	$(1,724,965)
Put Options Written	(20,312,080)	—	—	(20,312,080)
Total Liabilities	$(22,037,045)	$—	$—	$(22,037,045)

Hedged Futures
Assets (a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	21,180,251	—	—	21,180,251
Put Options Purchased	20,425,000	—	—	20,425,000
Private Investment Fund (1)	—	59,612,419	—	59,612,419
Short-Term Investments	160,001,340	—	—	160,001,340
Total Assets	$201,606,591	$59,612,419	$—	$261,219,010

Derivatives(a)
Liabilities
Futures Contracts	(7,703,137)	—	—	(7,703,137)
Call Options Written	(21,575,000)	—	—	(21,575,000)
Put Options Written	(4,537,500)	—	—	(4,537,500)
Total Liabilities	$(33,815,637)	$—	$—	$(33,815,637)

1) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,186,464	$—	$—	$2,186,464
Open Ended Fund	390,096	—	—	390,096
Short-Term Investments	584,780	—	—	584,780
Total Assets	$3,161,340	$—	$—	$3,161,340
Liabilities(a)
Derivative
Open Swaps (b)	$—	$(315,727)	$—	$(315,727)
Total Derivatives	$—	$(315,727)	$—	$(315,727)

Multi Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,068,249	$—	$—	$4,068,249
Total Assets	$4,068,249	$—	$—	$4,068,249
Derivatives(a)
Assets
Futures Contracts (b)	$16,866	$—	$—	$16,866
Total Derivatives	$16,866	$—	$—	$16,866

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Exceed Defined Risk
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,097,878	$—	$—	$2,097,878
Corporate Bonds	—	9,631,390	—	9,631,390
United States Government Securities	—	1,976,943	—	1,976,943
Call Options Purchased	206,996	67,592	—	274,588
Total Assets	$2,304,874	$11,675,925	$—	$13,980,799
Liabilities(a)
Call Option Written	$(55,083)	$—	$—	$(55,083)
Put Options Written	(173,633)	(398,929)	—	(572,562)
Total Liabilities	$(228,716)	$(398,929)	$—	$(627,645)

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,989,794,840	$—	$—	$1,989,794,840
United States Government Securities	—	1,304,349,992	—	1,304,349,992
Total Assets	$1,989,794,840	$1,304,349,992	$—	$3,294,144,832
Derivatives(a)
Assets
Futures Contracts (b)	$96,485,620	$—	$—	$96,485,620
Forward Contracts (b)	—	83,192,786	—	83,192,786
Liabilities
Futures Contracts (b)	$(36,704,503)	$—	$—	$(36,704,503)
Forward Contracts (b)	—	(76,197,119)	—	(76,197,119)
Total Derivatives	$59,781,117	$6,995,667	$—	$66,776,784

Exceed Defined Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,536,233	$—	$—	$1,536,233
Corporate Bonds	—	24,059,772	—	24,059,772
Call Options Purchased	84,181	280,197	—	364,378
Put Options Purchased	218,570	809,751	—	1,028,321
United States Government Securities	—	2,416,362	—	2,416,362
Total Assets	$1,838,984	$27,566,082	$—	$29,405,066
Liabilities(a)
Call Option Written	$—	$(25,147)	$—	$(25,147)
Put Options Written	—	(2,793,742)	—	(2,793,742)
Total Liabilities	$—	$(2,818,889)	$—	$(2,818,889)

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended December 31, 2018, Hedged Commodity, Hedged Futures, Macro Strategy, Exceed Defined Risk and Exceed Defined Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – Systematic Alpha may enter into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CAMFMSF Fund Limited (Multi Strategy-CFC) and CMHSF Fund Limited (Millburn-CFC) the (“CFCs”) The Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Hedged Commodity, Systematic Alpha, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Systematic-CFC, Multi Strategy-CFC and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Fund’s investment in their respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2018	December 31, 2018
Hedged Commodity – CFC	6/25/2015	$ 12,025,274	23.07%
Systematic – CFC	12/19/2017	164,538	6.30%
Multi Strategy – CFC	6/25/2015	1,151,139	22.56%
Millburn – CFC	11/2/2015	308,416,685	7.50%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Derivatives Risk – The use of derivative instruments, such as forwards, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The following derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2018, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Hedged Commodity
	Call options purchased	Commodity	Investments in securities, at value	$2,979,370
	Put options purchased	Commodity	Investments in securities, at value	21,890,210
	Call options written	Commodity	Options written, at value	(1,724,965)
	Put options written	Commodity	Options written, at value	(20,312,080)
			Totals	$2,832,535
Hedged Futures
	Futures	Equity	Futures unrealized depreciation	$(7,703,137)
	Call options purchased	Equity	Investments in securities, at value	21,180,251
	Put options purchased	Equity	Investments in securities, at value	20,425,000
	Call options written	Equity	Options written, at value	(21,575,000)
	Put options written	Equity	Options written, at value	(4,537,500)
			Totals	$7,789,614

Systematic Alpha
	Swap Contracts	Commodity	Unrealized depreciation on swaps	$(315,727)
			Totals	$(315,727)

Multi Strategy
	Futures	Interest Rate	Futures unrealized appreciaton	$5,559
		Commodity	Futures unrealized appreciaton	11,307
			Total	$16,866

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

			Location of derivatives on	Fair value of asset/liability
Fund	Derivative	Risk Type	Statements of Assets and Liabilities	derivatives
Exceed Defined Risk
	Call options purchased	Equity	Investments in securities, at value	$274,588
	Call options written	Equity	Options written, at value	(55,083)
	Put options written	Equity	Options written, at value	(572,562)
			Totals	$(353,057)

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$68,796,642
	Futures Contracts	Equity	Futures unrealized appreciation	3,625,687
	Futures Contracts	Interest Rate	Futures unrealized appreciation	24,063,291
			Totals	$96,485,620

	Futures Contracts	Commodity	Futures unrealized depreciation	(3,201,603)
	Futures Contracts	Equity	Futures unrealized depreciation	(6,909,710)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(26,593,190)
			Totals	$(36,704,503)

	Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	78,168,200

	Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(71,172,533)
			Totals	$6,995,667

Exceed Defined Shield
	Call options purchased	Equity	Investments in securities, at value	$364,378
	Put options purchased	Equity	Investments in securities, at value	1,028,321
	Call options written	Equity	Options written, at value	(25,147)
	Put options written	Equity	Options written, at value	(2,793,742)
			Totals	$(1,426,190)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2018, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
	Hedged Commodity
	Options purchased	Commodity	Net realized loss from options purchased	$(34,998,037)
	Options written	Commodity	Net realized gain from options written	27,912,792
	Futures	Commodity	Net realized loss on futures	(2,534,529)
	Options purchased	Commodity	Net change in unrealized appreciation on options purchased	9,779,845
	Options written	Commodity	Net change in unrealized appreciation on options written	1,625,573
			Totals	$1,785,644
	Hedged Futures
	Options purchased	Equity	Net realized loss from options purchased	$(9,650,746)
	Options written	Equity	Net realized gain from options written	39,293
	Futures	Equity	Net realized gain from futures	4,516,574
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	1,719,979
	Options written	Equity	Net change in unrealized appreciation on options written	2,836,978
	Futures	Equity	Net change in unrealized depreciation on futures	(7,703,137)
			Totals	$(8,241,059)

	Systematic Alpha
	Swap Contracts	Commodity	Net change in unrealized depreciation on swaps	$(39,162)
			Totals	$(39,162)

	Multi Strategy
	Futures	Equity	Net realized loss from futures	$(6,923)
		Commodity	Net realized gain from futures	48,942
		Currency	Net realized loss from futures	(21,994)
		Interest Rate	Net realized loss from futures	(46,852)
	Futures	Equity	Net change in unrealized appreciation on futures	6,863
		Commodity	Net change in unrealized depreciation on futures	(18,320)
		Currency	Net change in unrealized appreciation on futures	2,750
		Interest Rate	Net change in unrealized appreciation on futures	8,555
			Totals	$(26,979)
	Exceed Defined Risk
	Options purchased	Equity	Net realized gain from options purchased	$(77,799)
	Options written	Equity	Net realized loss from options written	56,214
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(1,230,030)
	Options written	Equity	Net change in unrealized appreciation on options written	245,796
			Totals	$(1,005,819)
	Millburn Hedge Strategy
	Futures	Commodity	Net realized gain from futures	143,112,838
		Equity	Net realized gain from futures	12,690,247
		Interest Rate	Net realized gain from futures	53,159,406
	Forward Contracts	Currency	Net realized gain on forward contracts	34,105,683
	Futures	Commodity	Net change in unrealized appreciation on futures	3,332,745
		Equity	Net change in unrealized appreciation on futures	8,089,953
		Interest Rate	Net change in unrealized depreciation on futures	(40,823,540)
	Forward Contracts	Currency	Net change in unrealized appreciation on forward contracts	6,239,773
			Totals	$219,907,105

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Exceed Defined Shield
	Options purchased	Equity	Net realized gain from options purchased	$498,347
	Options written	Equity	Net realized loss from options written	(600,784)
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(1,053,480)
	Options written	Equity	Net change in unrealized depreciation on options written	(1,292,803)
			Totals	$(2,448,720)

The notional value of derivative instruments outstanding as of December 31, 2018, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2018:

				Gross Amounts Not Offset in the Statements
				of Assets & Liabilities
		Net Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Hedged Commodity
Description of Liability:
Options Written Contracts	Wedbush	$(22,037,045	) (1)	$22,037,045	(2)	$—	$—
Total		$(22,037,045)		$22,037,045		$—	$—
Hedged Futures
Description of Liability:
Options Written Contracts ^		$(26,112,500	) (1)	$26,112,500	(2)	$—	$—
Futures Contracts	Wedbush	$(7,703,137	) (1)	$7,703,137	(2)	$—	$—
Total		$(33,815,637)		$33,815,637		$—	$—

^ Counterparties used: HSBC, RBC Capital Markets and Wedbush.

Systematic Alpha
Description of Liability:
Total Return Swaps	BNP Paribas	$(315,727	) (1)	$315,727	(2)	$—	$—
Total		$(315,727)		$315,727		$—	$—

Multi Strategy
Description of Asset:
Futures Contracts	RJ O’Brien	$16,866	(1)	$(16,866	) (2)	$—	$—
Total		$16,866		$(16,866)		$—	$—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

				Gross Amounts Not Offset in the Statement
				of Assets & Liabilities
		Net Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Exceed Defined Risk
Description of Liability:
Options Written Contracts	Pershing	$(627,645	) (1)	$627,645	(2)	$—	$—
Total		$(627,645)		$627,645		$—	$—

Millburn Hedge Strategy
Description of Asset:
Futures Contracts	Bank of America Merrill Lynch	$23,962,619	(1)	$(23,962,619	) (2)	$—	$—
Futures Contracts	Deutsche Bank	47,032,921	(1)	(47,032,921	) (2)	—	—
Futures Contracts	Societe Generale	25,490,080	(1)	(25,490,080	) (2)	—	—
Forward Contracts	Bank of America Merrill Lynch	64,302,316	(1)	(64,302,316	) (2)	—	—
Forward Contracts	Morgan Stanley Smith Barney	13,865,884	(1)	(13,865,884	) (2)	—	—
Total		$174,653,820		$(174,653,820)		$—	$—
Description of Liability:	.
Futures Contracts	Bank of America Merrill Lynch	$(10,910,593	) (1)	$10,910,593	(2)	$—	$—
Futures Contracts	Deutsche Bank	(25,579,560	) (1)	25,579,560	(2)	—	—
Futures Contracts	Societe Generale	(214,350	) (1)	214,350	(2)	—	—
Forward Contracts	Bank of America Merrill Lynch	(59,796,972	) (1)	59,796,972	(2)	—	—
Forward Contracts	Morgan Stanley Smith Barney	(11,375,561	) (1)	11,375,561	(2)	—	—
Total		$(107,877,036)		$107,877,036		$—	$—

Exceed Defined Shield
Description of Liability:
Options Written Contracts	Pershing	$(2,818,889	) (1)	$2,818,889	(2)	$—	$—
Total		$(2,818,889)		$2,818,889		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

b)        Investment Companies – Exceed Defined Risk and Exceed Defined Shield concentrates its investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

c)        Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2018, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2016-2018 for the Funds) or expected to be taken in 2019 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

d)        Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

e)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)        Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Hedged Commodity	Annually	Annually
Hedged Futures	Annually	Annually
Systematic Alpha	Annually	Annually
Multi Strategy	Annually	Annually
Exceed Defined Risk	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Exceed Defined Shield	Annually	Annually

h)        Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

i)        Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

j)        Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2018, there were CDSC fees of $2,733 and $15,438 paid by shareholders of Hedged Futures and Millburn Hedge Strategy

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

respectively, to the Manager. There were no CDSC fees paid by the shareholders of Hedged Commodity, Systematic Alpha, Multi Strategy, Exceed Defined Risk and Exceed Defined Shield.

k)        Forward Exchange Contracts – Millburn Hedge Strategy has entered into foreign exchange contract agreements with Morgan Stanley and Bank of America Merrill Lynch as a part of its investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of Forwards Contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of Forward Contracts, the Fund would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Hedged Commodity	22,916,406	63,254,793
Hedged Futures	—	387,927,188
Systematic Alpha	9,733	1,928,692
Multi Strategy	—	—
Exceed Defined Risk	7,296,868	5,793,525
Millburn Hedge Strategy	538,471,175	268,661,515
Exceed Defined Shield	19,616,936	14,341,478

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the six months ended December 31, 2018, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

									Management
					Expense Limitation				Fees Waived/
	Management	Expense Limitation			Prior to 11/1/18				Expenses
Fund	Agreement	Cl A	Cl C	CL I	Cl A	Cl C	CL I	Expires	Reimbursed
Hedged Commodity	1.75%	2.27%	3.02%	2.02%	2.24%	2.99%	1.99%	10/31/2019	$57,742
Hedged Futures	1.75%	N/A	N/A	N/A	2.24%	2.99%	1.99%	10/31/2019	—
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	1.99%	2.74%	1.74%	10/31/2019	50,947
Multi Strategy	1.75%	2.27%	3.02%	2.02%	2.24%	2.99%	1.99%	10/31/2019	49,563
Exceed Defined Risk	1.25%	1.53%	2.28%	1.28%	1.50%	2.25%	1.25%	10/31/2019	72,817
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	2.14%	2.89%	1.89%	10/31/2019	500,984
Exceed Defined Shield	1.25%	1.48%	2.23%	1.23%	1.45%	2.20%	1.20%	10/31/2019	108,427

	Recapture
	Expires	Recapture Expires
	November 30,	June 30,
Fund	2020	2019	2020	2021
Hedged Commodity	$—	$71,089	$7,349	$86,783
Hedged Futures	—	—	—	—
Systematic Alpha	—	100,380	63,634	86,819
Macro Strategy	—	92,575	104,170	124,871
Multi Strategy	—	73,719	75,090	79,234
Exceed Defined Risk	—	69,684	77,167	123,935
Millburn Hedge Strategy	—	3,223	115,543	393,457
Exceed Defined Shield	30,888	—	—	120,111

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutuals Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutuals Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (“Management Services Agreement”). For these services, the Funds pay MFund an

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2018 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Management services fees payable” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC ( “GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2018, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Hedged Commodity	$20,231	$43,994
Hedged Futures	175,045	482,226
Systematic Alpha	595	1,398
Multi Strategy	284	1,142
Exceed Defined Risk	2,989	6,455
Millburn Hedge Strategy	484,027	1,811,423
Exceed Defined Shield	20,626	5,048

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross		Net Unrealized
		Unrealized	Gross Unrealized	Appreciaion
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Hedged Commodity	$43,287,328	$19,547,012	$(18,138,539)	$1,408,473
Hedged Futures	214,607,860	57,884,977	(45,089,464)	12,795,513
Systematic Alpha	3,222,775	2,864,367	(3,241,529)	(377,162)
Multi Strategy	4,068,249	16,866	—	16,866
Exceed Defined Risk	14,148,251	529,198	(1,324,295)	(795,097)
Millburn Hedge Strategy	3,355,827,634	208,800,314	(203,706,332)	5,093,982
Exceed Defined Shield	28,320,243	607,012	(2,341,078)	(1,734,066)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following periods was as follows:

For period/year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Hedged Commodity	$1,606,470	$—	$—	$1,606,470
Hedged Futures	—	—	—	—
Systematic Alpha	—	—	—	—
Multi Strategy	—	—	—	—
Exceed Defined Risk	17,262	—	—	17,262
Millburn Hedge Strategy	52,058,397	66,969,690	130,055	119,158,142
Exceed Defined Shield	3,726,100	—	—	3,726,100

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2017	Income	Capital Gains	Capital	Total
Exceed Defined Shield	$169,900	$—	$—	$169,900

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Hedged Commodity Strategy	$1,156,975	$42,571	$—	$1,199,546
Hedged Futures Strategy	107,277,785	245,947,989	1,023,728	354,249,502
Systematic Alpha	13,489	—	1,010	14,499
Multi Strategy	76,382	—	4,096	80,478
Exceed Defined Risk	—	—	—	—
Millburn Hedge Strategy	18,094,351	3,281,661	—	21,376,012

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hedged Commodity Strategy	$334,087	$—	$(203,162)	$(19,792)	$(10,509,979)	$(550,514)	$(10,949,360)
Hedged Futures Strategy	—	—	(55,093,630)	(937,346,462)	—	(3,019,598)	(995,459,690)
Systematic Alpha	7,219	—	(96,379)	(41,973)	—	(340,022)	(471,155)
Multi Strategy	—	—	(129,638)	—	20,420	6,325	(102,893)
Exceed Defined Risk	54,935	—	—	(581,012)	(2,843)	161,261	(367,659)
Millburn Hedge Strategy	93,209,150	—	(168,976,876)	—	(73,300,609)	250,564,730	101,496,395
Exceed Defined Shield	1,721,251	3,113	—	—	(337,583)	543,768	1,930,549

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts and 1256 options and futures, partnerships, and the Funds’ wholly-owned subsidiaries. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and the Funds’ wholly-owned subsidiaries. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Late year losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Hedged Commodity Strategy	—
Hedged Futures Strategy	$3,582,546
Systematic Alpha	—
Multi Strategy	129,638
Exceed Defined Risk	—
Millburn Hedge Strategy	—
Exceed Defined Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Hedged Commodity Strategy	$203,162
Hedged Futures Strategy	51,511,084
Systematic Alpha	96,379
Multi Strategy	—
Exceed Defined Risk	—
Millburn Hedge Strategy	168,976,876
Exceed Defined Shield	—

At June 30, 2018, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring	Capital Loss Carryforward		CLCF
	Short-Term	Long-Term	Limitation	Total	Utilized
Hedged Commodity Strategy	$12,420	$7,372	$—	$19,792	$—
Hedged Futures Strategy	376,462,884	560,883,578	—	937,346,462	—
Systematic Alpha	41,973	—	—	41,973	—
Multi Strategy	—	—	—	—	179,462
Exceed Defined Risk	274,496	306,516	—	581,012	375,294
Millburn Hedge Strategy	—	—	—	—	—
Exceed Defined Shield	—	—	—	—	—

For the Insider Long/Short Fund, $6,897,345 of capital loss carryover remains to be recognized in future years related to the acquisition of the Catalyst Hedged Insider Buying Fund. This amount is subject to an annual limitation of $42,068 under tax rules.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the reclassification of fund distributions, and adjustments for real estate investment trusts, partnerships, and the Funds’ wholly-owned subsidiaries, resulted in reclassification for the following Funds for the period ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Hedged Commodity Strategy	$10,509,979	$343,588	$(10,853,567)
Hedged Futures Strategy	(26,476,884)	28,194,766	(1,717,882)
Systematic Alpha	—	—	—
Multi Strategy	(575,418)	360,086	215,332
Exceed Defined Risk	—	811	(811)
Millburn Hedge Strategy	6,949,242	(101,547,406)	94,598,164
Exceed Defined Shield	—	—	—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

(6)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Hedged Futures Strategy Fund and Multi Strategy Fund will be directly affected by the performance of the Goldman Sachs Financial Square Fund Government Portfolio - Institutional Class. The Goldman Sachs Financial Square Fund Government Portfolio - Institutional Class invests in U.S. Government and U.S. Treasury securities including bills, bonds, notes and repurchase agreements. The financial statements of the Goldman Sachs Financial Square Fund Government Portfolio - Institutional Class, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2018, the percentage of the Hedged Futures Strategy Fund’s and Multi Strategy Fund’s net assets invested in Goldman Sachs Financial Square Fund Government Portfolio - Institutional Class were 25.3% and 79.7%, respectively.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2018, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Exceed	Hedged	Exceed
Owner	Defined Shield	Commodity	Defined Risk
TD Ameritrade (1)			49%
NFS LLC (1)	62%	33%

(1)	These ow ners are comprised of multiple investors and accounts.

(8)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by CCA, AlphaCentric Advisor and Catalyst Capital Advisors and where the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Funds’ at December 31, 2018, are noted in the Funds’ Portfolios of Investments. Transactions during the six months ended December 31, 2018, with companies which are affiliates are as follows:

							Change in
		Value - Beginning		Sales	Realized	Dividend / Interest	Unrealized	Value - End
Fund	Affiliated Holding	of Period	Purchases	Proceeds	Gain/(Loss)	Income	Gain/(Loss)	of Period
Hedged Commodity
	Prime Meridian Income QP Fund, LP	$5,262,416	$—	$(5,273,777)	$294,781	$—	$(283,420)	$—
		$5,262,416	$—	$(5,273,777)	$294,781	$—	$(283,420)	$—
Hedged Futures
	Prime Meridian Income QP Fund, LP	$79,302,525	$—	$(17,000,000)	$1,233,447	$—	$(863,111)	$59,612,419
		$79,302,525	$—	$(17,000,000)	$1,233,447	$—	$(863,111)	$59,612,419

Systematic Alpha
	AlphaCentric Income Opportunities Fund	$384,515	$789	$—	$—	$9,758	$—	$390,096
		$384,515	$789	$—	$—	$9,758	$—	$390,096

(9)	LITIGATION

On April 28, 2017, plaintiffs Roger Emerson, Mary Emerson, Robert Caplin and Martha J. Goodlett filed a putative class action in the United States District Court for the Eastern District of New York, against the Trust, CCA, the Distributor certain officers and trustees of the Trust, and a portfolio manager. The plaintiffs allege, among other things, that the prospectus and other offering materials for the Catalyst Hedged Futures Strategy Fund contained misrepresentations and omissions regarding the Fund’s investment objective and the risks related to the Fund’s strategy. The complaint seeks (i) class certification; (ii) unspecified relief for damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) rescission. Defendants believe the claims are without merit and intend to vigorously defend their interests. On January 8, 2018, the court appointed co-lead plaintiffs and co-lead counsel. On June 5, 2018, defendants filed a joint motion to dismiss the complaint in its entirety. That motion has been fully briefed and is under review by the judge. On March 5, 2019 plaintiffs filed a notice of voluntary dismissal with prejudice of all claims against the portfolio manager. On March 7, 2019, the Court dismissed the portfolio manager from the litigation.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

On August 2, 2017, plaintiff Kalvin Chum filed a derivative action in the Court of Common Pleas, Franklin County, Ohio Civil Division, against CCA, the Trustees, the Distributor and GFS, as well as the Trust as a nominal defendant. The plaintiff alleges that the prospectus, shareholder reports and other marketing materials for the Catalyst Hedged Futures Strategy Fund contained false and misleading statements as to, and descriptions of, the nature and extent of the risks related to the Fund’s strategy and performance history. The plaintiff claims that this resulted in shareholders not being able to fully appreciate the risks of an investment in the Fund. The plaintiff further alleges that CCA failed to properly manage the risk of the Fund’s portfolio and that the Trustees failed to meet their fiduciary obligations to the Fund and its shareholders. The complaint seeks (i) declaration of a derivative action; (ii) unspecified relief for awards of damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) return of all management and advisory fees, and other expenses paid by the Fund during the period covered by the complaint. Claims against the Distributor and GFS were voluntarily dismissed without prejudice on October 12, 2017. On October 16, 2017, the remaining defendants filed a motion to dismiss the complaint in its entirety or to stay the proceeding in favor of the previously filed action in the Eastern District of New York (see above). That motion has been fully briefed and is under review by the judge. Defendants believe the claims are without merit and intend to vigorously defend their interests.

(10)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. Early adoption is allowed. These amendments have been adopted with these financial statements.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC and its affiliated companies including Northern Lights Distributors, LLC and Blu Giant, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Millburn Ridgefield Corp. (“Millburn”) with respect to the Catalyst/Millburn Hedge Strategy Fund (the “Fund”).

In connection with a regular meeting held on November 19, 2018, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Millburn (the “Sub-Advisory Agreement”), with respect to the Fund.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Millburn.

Nature, Extent, and Quality of Services. The Board noted that there were no changes to the key personnel of Millburn’s team responsible for the day-to-day management of the Fund since the last renewal of the Sub-Advisory Agreement. The Board commented that, under the advisor’s supervision, Millburn was responsible for all research, technology and trade order entry. It discussed that Millburn’s risk management processes focused on money management principles applicable to the Fund as a whole as well as close evaluation. The Board reviewed that Millburn selected futures commission merchants that could provide acceptable services and were in strong financial positions. The Board noted that Millburn had no material compliance, regulatory or litigation issues since the last renewal of the sub-advisory agreement and had E&O insurance coverage with respect to its services to the Fund. The Board discussed that the advisor recommended continuing the services of Millburn. The Board concluded that the services provided by Millburn were satisfactory and in line with the Board’s expectations for the Fund.

Performance. The Board noted that the Fund had outperformed its Morningstar category (Multi Alternative) and its benchmark HFRI Fund Weighted Composite Index across all time periods. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Board discussed that Millburn’s sub-advisory fee was 50% of the net advisory fee (maximum of 0.875% annually) for sub-advising the Fund except that, for any investments made in from Millburn’s clients, Millburn was entitled to 100% of the net advisory fees paid to the advisor. The Board considered Millburn’s representation that it did not manage any other accounts with similar objectives. The Board concluded that Millburn’s sub-advisory fee was not unreasonable in light of the specialized nature of the strategy and the quality of services delivered.

Profitability. The Board reviewed Millburn’s profit margin in connection with its sub-advisory services and noted that Millburn realized a profit. The Board observed the amount of Millburn’s direct expenses and considered them in light of the Millburn personnel servicing the Fund and their

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2018

qualifications. The Board discussed Millburn’s profit margin in relation to the size of the Fund, and concluded that Millburn’s profitability was not excessive.

Economies of Scale. The Board considered whether Millburn had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board discussed the threshold amount of assets under management where a breakpoint would be warranted. The Board agreed that Millburn did not appear to have benefited from significant economies of scale.

Conclusion. Having requested and received such information from Millburn as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and Millburn, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/18) and held for the entire period through 12/31/18.

Actual Expenses

The “Actual” columns in the table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

		Beginning
	Fund’s Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio **	07/01/18	Value 12/31/18	During Period *	Value 12/31/18	During Period *

Catalyst Hedged Commodity Strategy Fund - Class A	2.25%	$1,000.00	$ 969.30	$11.17	$1,013.86	$11.42
Catalyst Hedged Commodity Strategy Fund - Class C	3.00%	1,000.00	965.40	14.86	1,010.08	15.20
Catalyst Hedged Commodity Strategy Fund - Class I	2.00%	1,000.00	970.30	9.93	1,015.12	10.16
Catalyst Hedged Futures Strategy Fund - Class A	2.39%	1,000.00	972.70	11.88	1,013.16	12.13
Catalyst Hedged Futures Strategy Fund - Class C	3.14%	1,000.00	969.10	15.58	1,009.38	15.90
Catalyst Hedged Futures Strategy Fund - Class I	2.13%	1,000.00	973.10	10.59	1,014.47	10.82
Catalyst Systematic Alpha Fund - Class A	2.02%	1,000.00	878.50	9.56	1,015.02	10.26
Catalyst Systematic Alpha Fund - Class C	2.77%	1,000.00	1,125.30	14.84	1,011.24	14.04
Catalyst Systematic Alpha Fund - Class I	1.77%	1,000.00	878.70	8.38	1,016.28	9.00
Catalyst Multi Strategy Fund - Class A	2.25%	1,000.00	993.80	11.31	1,013.86	11.42
Catalyst Multi Strategy Fund - Class C	3.00%	1,000.00	990.20	15.05	1,010.08	15.20
Catalyst Multi Strategy Fund - Class I	2.00%	1,000.00	995.20	10.06	1,015.12	10.16
Catalyst Exceed Defined Risk Fund - Class A	1.51%	1,000.00	1,018.10	7.68	1,017.59	7.68
Catalyst Exceed Defined Risk Fund - Class C	2.26%	1,000.00	1,015.70	11.48	1,013.81	11.47
Catalyst Exceed Defined Risk Fund - Class I	1.26%	1,000.00	1,019.00	6.41	1,018.85	6.41
Catalyst Millburn Hedge Strategy Fund - Class A	2.14%	1,000.00	989.90	10.73	1,014.42	10.87
Catalyst Millburn Hedge Strategy Fund - Class C	2.89%	1,000.00	986.40	14.47	1,010.64	14.65
Catalyst Millburn Hedge Strategy Fund - Class I	1.89%	1,000.00	991.50	9.49	1,015.68	9.60
Catalyst Exceed Defined Shield Fund - Class A	1.46%	1,000.00	1,014.80	7.41	1,017.85	7.43
Catalyst Exceed Defined Shield Fund - Class C	2.21%	1,000.00	1,010.90	11.20	1,014.06	11.22
Catalyst Exceed Defined Shield Fund - Class I	1.21%	1,000.00	1,015.70	6.15	1,019.11	6.16

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
17645 Wright Street, Suite 200
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 3rd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi __________
President
Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2019